American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
November 30, 2022

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Brazil — 6.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,900	527
AES Brasil Energia SA	600	1,201
Aliansce Sonae Shopping Centers SA	3,500	12,154
Alpargatas SA, Preference Shares	1,200	3,901
Alupar Investimento SA	300	1,570
Ambev SA, ADR	17,514	53,418
Americanas SA	6,300	12,626
Anima Holding SA(1)	500	426
Arezzo Industria e Comercio SA	400	6,894
Armac Locacao Logistica E Servicos SA	100	231
Atacadao SA	3,900	12,017
Auren Energia SA	3,400	9,087
Azul SA, ADR(1)	341	2,452
B3 SA - Brasil Bolsa Balcao	18,700	45,981
Banco ABC Brasil SA, Preference Shares	3,900	14,760
Banco Bradesco SA	8,170	21,191
Banco Bradesco SA, ADR(1)	29,145	86,561
Banco BTG Pactual SA	7,300	35,309
Banco do Brasil SA	9,800	66,909
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	5,400	10,364
Banco Modal SA	5,100	2,427
Banco Santander Brasil SA, ADR	2,604	13,879
BB Seguridade Participacoes SA	4,300	25,803
Bemobi Mobile Tech SA	1,000	2,813
Blau Farmaceutica SA(1)	500	2,783
Boa Vista Servicos SA	3,500	3,285
BR Malls Participacoes SA	18,000	30,316
BR Properties SA	4,900	5,694
BRF SA, ADR(1)	7,468	13,592
C&A MODAS SA(1)	1,800	829
CCR SA	13,300	30,140
Centrais Eletricas Brasileiras SA, ADR	4,480	40,141
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	9,427
Cia Brasileira de Aluminio	2,100	4,929
Cia Brasileira de Distribuicao, ADR	3,615	14,099
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,980	22,869
Cia de Saneamento de Minas Gerais-COPASA	5,400	16,421
Cia de Saneamento do Parana	2,700	9,662
Cia de Saneamento do Parana, Preference Shares	24,200	17,488
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,400	6,205
Cia Energetica de Minas Gerais, ADR	2,301	5,039
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,300	14,179
Cia Paranaense de Energia	3,600	5,134
Cia Paranaense de Energia, ADR	3,877	29,310
Cia Paranaense de Energia, Preference Shares	29,100	44,973
Cielo SA	16,800	15,442
Clear Sale SA(1)	1,100	1,200
Construtora Tenda SA(1)	5,200	4,499

CPFL Energia SA	2,000	13,250
Cruzeiro do Sul Educacional SA	200	152
Cury Construtora e Incorporadora SA	3,100	6,571
CVC Brasil Operadora e Agencia de Viagens SA(1)	1,800	1,731
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	17,433
Desktop - Sigmanet Comunicacao Multimidia S.A	100	175
Dexco SA	5,900	9,459
Dexxos Participacoes SA	100	135
Dimed SA Distribuidora da Medicamentos	800	1,619
Direcional Engenharia SA	1,300	3,708
Dommo Energia SA(1)	1,600	577
EcoRodovias Infraestrutura e Logistica SA(1)	6,700	5,642
EDP - Energias do Brasil SA	5,400	22,144
Embraer SA, ADR(1)	4,748	50,424
Empreendimentos Pague Menos S/A(1)	3,200	2,781
Energisa SA	4,000	33,230
Equatorial Energia SA	11,100	58,844
Eternit SA	300	576
Even Construtora e Incorporadora SA	3,600	3,677
Ez Tec Empreendimentos e Participacoes SA	3,400	9,913
Fertilizantes Heringer SA(1)	100	346
Fleury SA	1,800	6,160
Fras-Le SA	1,400	2,962
Gafisa SA(1)	88	103
Gol Linhas Aereas Inteligentes SA, ADR	332	1,092
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	700	1,114
GPS Participacoes e Empreendimentos SA(1)	2,400	5,726
Grendene SA	2,100	2,667
GRUPO DE MODA SOMA SA	2,700	5,973
Grupo Mateus SA(1)	5,600	6,496
Grupo SBF SA	300	841
Guararapes Confeccoes SA	2,400	3,409
Hapvida Participacoes e Investimentos SA	8,200	8,138
Helbor Empreendimentos SA	200	91
Hidrovias do Brasil SA(1)	4,800	2,423
Hospital Mater Dei SA	100	144
Hypera SA	2,200	18,768
Iguatemi SA	8,100	29,470
Iguatemi SA	8,400	4,112
Infracommerce CXAAS SA(1)	1,200	1,075
Instituto Hermes Pardini SA	800	3,521
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	3,079
International Meal Co. Alimentacao SA, Class A(1)	2,700	1,197
Iochpe Maxion SA	4,700	11,982
Irani Papel e Embalagem SA	1,800	3,014
IRB Brasil Resseguros S/A(1)	22,100	3,151
Itau Unibanco Holding SA, ADR(1)	29,550	147,159
Jalles Machado SA	2,500	3,710
JHSF Participacoes SA	8,300	8,861
Kepler Weber SA	1,400	5,582
Klabin SA	10,100	38,225
Lavvi Empreendimentos Imobiliarios Ltda	3,700	3,686
Light SA	3,100	3,399
Localiza Rent a Car SA	4,770	55,087
Locaweb Servicos de Internet SA(1)	5,200	8,447

LOG Commercial Properties e Participacoes SA	1,100	3,752
Log-in Logistica Intermodal SA(1)	1,000	5,862
Lojas Quero Quero S/A	1,900	1,684
Lojas Renner SA	5,000	22,122
LPS Brasil Consultoria de Imoveis SA	1,700	695
M Dias Branco SA	700	5,296
Magazine Luiza SA(1)	10,200	6,683
Mahle-Metal Leve SA	600	3,313
Marcopolo SA	3,300	1,335
Marcopolo SA, Preference Shares	12,300	5,807
Marisa Lojas SA(1)	5,300	1,501
Meliuz SA(1)	7,300	1,604
Mills Estruturas e Servicos de Engenharia SA	5,600	11,201
Minerva SA	5,600	13,435
Mitre Realty Empreendimentos E Participacoes LTDA	200	159
Movida Participacoes SA	4,700	7,988
MPM Corporeos SA(1)	300	75
MRV Engenharia e Participacoes SA	8,100	13,392
Multilaser Industrial SA	4,500	3,139
Multiplan Empreendimentos Imobiliarios SA	2,700	11,930
Natura & Co. Holding SA	3,300	7,370
Oceanpact Servicos Maritimos SA(1)	200	100
Odontoprev SA	3,120	5,038
Omega Energia SA(1)	900	1,729
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	147
Orizon Valorizacao de Residuos SA(1)	100	753
Plano & Plano Desenvolvimento Imobiliario SA	1,500	1,075
Portobello SA	2,400	3,732
Positivo Tecnologia SA	2,300	3,790
Qualicorp Consultoria e Corretora de Seguros SA	900	1,061
Raia Drogasil SA	6,900	30,529
Randon SA Implementos e Participacoes, Preference Shares	2,700	4,860
Rede D'Or Sao Luiz SA	800	4,802
Romi SA	1,110	2,997
Rumo SA	6,600	24,635
Santos Brasil Participacoes SA	9,200	13,421
Sao Martinho SA	1,600	8,815
Sendas Distribuidora SA, ADR	2,344	45,356
Ser Educacional SA(1)	1,100	1,143
SIMPAR SA	4,300	6,331
Sinqia SA	600	1,920
StoneCo Ltd., A Shares(1)	5,911	69,041
Sul America SA	4,000	17,343
Suzano SA, ADR	5,115	52,020
SYN prop e tech SA	500	434
Tegma Gestao Logistica SA	600	2,339
Telefonica Brasil SA, ADR	1,542	11,272
TIM SA, ADR	2,142	26,689
TOTVS SA	1,000	5,895
Transmissora Alianca de Energia Eletrica SA	2,000	13,462
Trisul SA	3,200	2,275
Tupy SA	1,100	6,039
Unifique Telecomunicacoes S/A	200	145
Unipar Carbocloro SA, Class B Preference Shares	1,510	28,359
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	521

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,500	8,842
Via S/A(1)	64,900	27,139
Vivara Participacoes SA	900	3,805
Vulcabras Azaleia SA	1,700	4,177
WEG SA	5,400	40,469
Wilson Sons Holdings Brasil SA	5,100	10,457
Wiz Solucoes e Corretagem de Seguros SA	900	1,387
YDUQS Participacoes SA	800	1,787
Zamp SA(1)	5,219	5,924
		2,063,806
Chile — 0.7%
Aguas Andinas SA, A Shares	34,996	8,100
Banco de Chile	174,748	16,528
Banco de Credito e Inversiones SA	591	15,998
Banco Santander Chile, ADR	669	10,443
CAP SA	754	5,535
Cencosud SA	4,978	7,422
Cencosud Shopping SA	5,065	6,472
Cia Cervecerias Unidas SA, ADR	83	1,011
Cia Sud Americana de Vapores SA	40,331	3,290
Embotelladora Andina SA, Class B Preference Shares	8,061	15,540
Empresa Nacional de Telecomunicaciones SA	3,749	11,031
Empresas CMPC SA	19,200	31,822
Enel Americas SA	59,116	7,846
Enel Chile SA	466,272	21,207
Falabella SA	2,129	3,809
Parque Arauco SA	10,240	10,849
Ripley Corp. SA	17,466	2,629
Sociedad Quimica y Minera de Chile SA, ADR	589	58,405
Vina Concha y Toro SA	3,852	4,563
		242,500
China — 26.7%
360 DigiTech, Inc., ADR	3,064	48,074
361 Degrees International Ltd.(1)	8,000	3,500
3SBio, Inc.	28,000	29,703
AAC Technologies Holdings, Inc.(1)	4,000	9,353
Agile Group Holdings Ltd.(1)	16,000	5,269
Agora, Inc., ADR(1)	594	1,865
Agricultural Bank of China Ltd., H Shares	167,000	55,824
AK Medical Holdings Ltd.	2,000	1,996
Alibaba Group Holding Ltd., ADR(1)	7,220	632,183
Alibaba Pictures Group Ltd.(1)	80,000	4,438
A-Living Smart City Services Co. Ltd.	6,750	7,928
Anhui Expressway Co. Ltd., H Shares	6,000	4,577
ANTA Sports Products Ltd.	9,000	106,967
Ascletis Pharma, Inc.(1)	1,000	449
AsiaInfo Technologies Ltd.	2,000	2,723
Autohome, Inc., ADR	1,476	44,132
Baidu, Inc., ADR(1)	398	43,223
Bairong, Inc.(1)	500	546
Bank of China Ltd., H Shares	473,000	167,631
Bank of Chongqing Co. Ltd., H Shares	1,000	528
Bank of Communications Co. Ltd., H Shares	62,000	35,129
BeiGene Ltd., ADR(1)	120	22,993
Beijing Capital International Airport Co. Ltd., H Shares(1)	12,000	7,785

Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	461
Beijing Enterprises Water Group Ltd.	14,000	3,739
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	10,394
Bilibili, Inc., ADR(1)	31	538
BOC Aviation Ltd.	5,400	42,759
BOE Varitronix Ltd.	10,000	18,459
Bosideng International Holdings Ltd.	66,000	32,885
Burning Rock Biotech Ltd., ADR(1)	406	1,019
BYD Co. Ltd., H Shares	5,000	127,299
BYD Electronic International Co. Ltd.	19,500	65,007
C&D International Investment Group Ltd.	4,000	9,487
Cango, Inc., ADR	481	620
CanSino Biologics, Inc., H Shares	200	2,569
Cathay Media And Education Group, Inc.	1,000	146
Central China New Life Ltd.(1)	2,000	860
Central China Real Estate Ltd.	1,000	40
CGN Mining Co. Ltd.(1)	75,000	8,086
Cheerwin Group Ltd.	500	98
China Bohai Bank Co. Ltd., H Shares	8,500	1,235
China Cinda Asset Management Co. Ltd., H Shares	115,000	15,129
China CITIC Bank Corp. Ltd., H Shares	84,000	37,352
China Communications Services Corp. Ltd., H Shares	72,000	24,821
China Conch Environment Protection Holdings Ltd.(1)	4,500	1,954
China Conch Venture Holdings Ltd.	17,500	40,048
China Construction Bank Corp., H Shares	573,000	346,780
China Datang Corp. Renewable Power Co. Ltd., H Shares	40,000	11,586
China Dili Group(1)	6,000	507
China Dongxiang Group Co. Ltd.(1)	16,000	664
China East Education Holdings Ltd.	10,000	5,858
China Education Group Holdings Ltd.	22,000	23,535
China Everbright Bank Co. Ltd., H Shares	33,000	9,838
China Everbright Greentech Ltd.	1,000	207
China Everbright Ltd.	14,000	9,801
China Feihe Ltd.	56,000	45,797
China Foods Ltd.	2,000	651
China Galaxy Securities Co. Ltd., H Shares	41,000	20,422
China General Education Group Ltd.(1)	1,000	398
China Glass Holdings Ltd.	2,000	210
China High Speed Transmission Equipment Group Co. Ltd.(1)	10,000	4,667
China International Capital Corp. Ltd., H Shares	10,000	18,863
China Kepei Education Group Ltd.	2,000	572
China Lesso Group Holdings Ltd.	23,000	28,197
China Life Insurance Co. Ltd., Class H	20,555	31,510
China Literature Ltd.(1)	600	2,191
China Medical System Holdings Ltd.	38,000	55,656
China Meidong Auto Holdings Ltd.	2,000	3,807
China Mengniu Dairy Co. Ltd.(1)	27,000	121,437
China Merchants Bank Co. Ltd., H Shares	26,500	134,595
China Merchants Port Holdings Co. Ltd.	24,000	35,031
China Minsheng Banking Corp. Ltd., H Shares	59,500	20,570
China New Higher Education Group Ltd.	11,000	3,567
China Pacific Insurance Group Co. Ltd., H Shares	24,000	54,660
China Rare Earth Holdings Ltd.(1)	2,000	132
China Renaissance Holdings Ltd.(1)	2,000	1,959
China Resources Beer Holdings Co. Ltd.	12,000	83,151

China Resources Land Ltd.	24,000	111,478
China Resources Medical Holdings Co. Ltd.	31,000	19,653
China Resources Mixc Lifestyle Services Ltd.	10,400	49,656
China Sanjiang Fine Chemicals Co. Ltd.	2,000	369
China SCE Group Holdings Ltd.	23,000	2,119
China Shineway Pharmaceutical Group Ltd.	5,000	4,538
China Shuifa Singyes Energy Holdings Ltd.	1,000	110
China South City Holdings Ltd.(1)	52,000	3,824
China Starch Holdings Ltd.	35,000	893
China Sunshine Paper Holdings Co. Ltd.	2,000	508
China Taiping Insurance Holdings Co. Ltd.	29,800	30,500
China Tower Corp. Ltd., H Shares	734,000	79,384
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	7,019
China Travel International Investment Hong Kong Ltd.(1)	22,000	4,169
China Vanke Co. Ltd., H Shares	11,200	23,246
China Yongda Automobiles Services Holdings Ltd.	11,000	6,897
China Youran Dairy Group Ltd.(1)	11,000	2,867
China Yuhua Education Corp. Ltd.(1)	34,000	4,950
Chindata Group Holdings Ltd., ADR(1)	1,984	14,205
CIFI Ever Sunshine Services Group Ltd.	10,000	5,873
CIFI Holdings Group Co. Ltd.	20,320	3,143
CITIC Securities Co. Ltd., H Shares	20,000	40,275
CMGE Technology Group Ltd.(1)	14,000	2,797
CMOC Group Ltd., H Shares	54,000	25,298
COSCO SHIPPING Holdings Co. Ltd., Class H	39,000	42,654
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,649
COSCO SHIPPING Ports Ltd.	42,000	31,889
Country Garden Holdings Co. Ltd.	62,000	24,248
Country Garden Services Holdings Co. Ltd.	1,000	2,500
CSPC Pharmaceutical Group Ltd.	142,000	182,941
CSSC Hong Kong Shipping Co. Ltd.	10,000	1,509
Dali Foods Group Co. Ltd.	43,000	20,341
Daqo New Energy Corp., ADR(1)	1,949	110,918
Differ Group Auto Ltd.(1)	4,000	860
Digital China Holdings Ltd.	21,000	9,628
Dongfeng Motor Group Co. Ltd., Class H	58,000	32,675
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	326
Edvantage Group Holdings Ltd.	2,000	543
E-House China Enterprise Holdings Ltd.(1)	5,100	451
EVA Precision Industrial Holdings Ltd.	10,000	1,541
Everest Medicines Ltd.(1)	1,000	1,494
Excellence Commercial Property & Facilities Management Group Ltd.	3,000	1,403
FIH Mobile Ltd.(1)	33,000	3,588
FinVolution Group, ADR	5,798	27,077
First Tractor Co. Ltd., H Shares	2,000	939
Fu Shou Yuan International Group Ltd.	12,000	8,796
Fullshare Holdings Ltd.(1)	435,000	5,686
Fuyao Glass Industry Group Co. Ltd., H Shares	2,800	12,415
Ganfeng Lithium Group Co. Ltd., H Shares	2,880	25,485
GCL New Energy Holdings Ltd.(1)	3,700	549
GDS Holdings Ltd., Class A(1)	10,300	19,753
Geely Automobile Holdings Ltd.	61,000	91,159
Gemdale Properties & Investment Corp. Ltd.	74,000	5,816
Genertec Universal Medical Group Co. Ltd.	25,000	13,762
GF Securities Co. Ltd., H Shares	17,000	24,802

Glory Sun Financial Group Ltd.(1)	4,000	192
Goldpac Group Ltd.	1,000	191
GOME Retail Holdings Ltd.(1)	77,000	1,976
Grand Pharmaceutical Group Ltd.	7,500	3,976
Great Wall Motor Co. Ltd., H Shares	8,000	11,880
Greenland Hong Kong Holdings Ltd.	13,000	1,289
Greentown China Holdings Ltd.	12,000	20,625
Guangzhou Automobile Group Co. Ltd., H Shares	6,000	4,339
Guangzhou R&F Properties Co. Ltd., H Shares(1)	23,200	5,870
H World Group Ltd., ADR	496	18,987
Haidilao International Holding Ltd.(1)	13,000	32,591
Haier Smart Home Co. Ltd., H Shares	22,800	75,882
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	8,283
Haitian International Holdings Ltd.	6,000	15,641
Haitong Securities Co. Ltd., H Shares	33,600	20,786
Hangzhou Tigermed Consulting Co. Ltd., H Shares	300	2,873
Hansoh Pharmaceutical Group Co. Ltd.	6,000	11,390
Harbin Electric Co. Ltd., H Shares(1)	16,000	6,778
Hello Group, Inc., ADR	5,446	31,260
Hengan International Group Co. Ltd.	15,500	71,446
Hilong Holding Ltd.(1)	14,000	525
Hisense Home Appliances Group Co. Ltd., H Shares	1,000	1,041
Hollysys Automation Technologies Ltd.	1,486	25,411
Hope Education Group Co. Ltd.	140,000	13,841
Hua Hong Semiconductor Ltd.(1)	9,000	31,747
Huatai Securities Co. Ltd., H Shares	25,000	29,051
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,253
Huijing Holdings Co. Ltd.	4,000	39
iDreamSky Technology Holdings Ltd.(1)	3,600	1,857
Industrial & Commercial Bank of China Ltd., H Shares	274,000	137,328
Inkeverse Group Ltd.(1)	3,000	328
International Alliance Financial Leasing Co. Ltd.(1)	24,000	13,584
iQIYI, Inc., ADR(1)	4,541	13,487
JD Health International, Inc.(1)	2,350	21,114
Jiangsu Expressway Co. Ltd., H Shares	8,000	7,207
Jiayuan International Group Ltd.(1)	18,000	511
Jinchuan Group International Resources Co. Ltd.	58,000	4,442
Jinxin Fertility Group Ltd.	31,000	24,470
Jiumaojiu International Holdings Ltd.	6,000	15,407
JNBY Design Ltd.	500	519
JW Cayman Therapeutics Co. Ltd.(1)	2,000	1,107
Kanzhun Ltd., ADR(1)	302	5,684
KE Holdings, Inc., ADR(1)	3,881	65,666
Keymed Biosciences, Inc.(1)	6,000	39,491
Kingboard Laminates Holdings Ltd.	15,500	16,366
Kingdee International Software Group Co. Ltd.(1)	1,000	1,688
Kingsoft Cloud Holdings Ltd., ADR(1)	776	2,344
Kingsoft Corp. Ltd.	4,400	14,059
Kuaishou Technology(1)	1,400	10,548
KWG Group Holdings Ltd.(1)	13,500	3,130
KWG Living Group Holdings Ltd.	10,000	2,010
Legend Biotech Corp., ADR(1)	82	4,224
Lenovo Group Ltd.	60,000	51,243
LexinFintech Holdings Ltd., ADR(1)	2,733	4,947
Li Auto, Inc., ADR(1)	2,190	48,180

Li Ning Co. Ltd.	21,500	172,785
Lifetech Scientific Corp.(1)	108,000	35,139
Linklogis, Inc., Class B(1)	11,000	5,627
Logan Group Co. Ltd.	2,000	242
Longfor Group Holdings Ltd.	9,000	27,421
Lonking Holdings Ltd.	21,000	3,754
Luoyang Glass Co. Ltd., H Shares(1)	2,000	2,464
Luye Pharma Group Ltd.(1)	31,000	12,161
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	4,927
Maoyan Entertainment(1)	3,400	3,293
Meitu, Inc.(1)	44,500	6,377
Meituan, Class B(1)	8,300	178,923
Midea Real Estate Holding Ltd.	6,600	9,488
Minth Group Ltd.	12,000	32,660
Mobvista, Inc.(1)	3,000	1,578
Nam Tai Property, Inc.(1)	83	120
NetDragon Websoft Holdings Ltd.	7,000	13,945
NetEase, Inc., ADR	3,070	218,338
New China Life Insurance Co. Ltd., H Shares	12,600	29,577
New Horizon Health Ltd.(1)	1,500	4,023
New Oriental Education & Technology Group, Inc., ADR(1)	1,095	31,470
Nexteer Automotive Group Ltd.	25,000	16,630
NIO, Inc., ADR(1)	2,479	31,682
Niu Technologies, ADR(1)	19	73
Noah Holdings Ltd., ADR(1)	604	8,861
Nongfu Spring Co. Ltd., H Shares	8,200	47,859
Orient Overseas International Ltd.	2,500	47,503
People's Insurance Co. Group of China Ltd., H Shares	67,000	22,611
Perennial Energy Holdings Ltd.	15,000	1,360
Pharmaron Beijing Co. Ltd., H Shares	250	1,446
PICC Property & Casualty Co. Ltd., H Shares	76,000	76,996
Pinduoduo, Inc., ADR(1)	2,380	195,255
Ping An Healthcare and Technology Co. Ltd.(1)	1,600	4,067
Ping An Insurance Group Co. of China Ltd., H Shares	47,500	293,265
Poly Property Group Co. Ltd.	35,000	8,734
Postal Savings Bank of China Co. Ltd., H Shares	48,000	29,029
Q Technology Group Co. Ltd.(1)	7,000	3,639
Radiance Holdings Group Co. Ltd.	27,000	15,267
Redco Properties Group Ltd.(1)	10,000	2,195
Renren, Inc., ADR(1)	23	747
Sany Heavy Equipment International Holdings Co. Ltd.	9,000	9,633
SCE Intelligent Commercial Management Holdings Ltd.	3,000	717
Seazen Group Ltd.(1)	38,000	17,296
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	40,456
Shanghai Conant Optical Co. Ltd., Class H	1,500	986
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,671
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	4,000	6,670
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,100
Shenzhen International Holdings Ltd.	19,000	17,602
Shenzhen Investment Ltd.	46,000	7,523
Shenzhou International Group Holdings Ltd.	1,900	17,153
Shimao Services Holdings Ltd.(1)	6,000	2,114
Shoucheng Holdings Ltd.	2,000	426
Shougang Fushan Resources Group Ltd.	58,000	19,666
Shui On Land Ltd.	95,000	11,377

Sihuan Pharmaceutical Holdings Group Ltd.	26,000	2,906
Sino Biopharmaceutical Ltd.	22,000	13,024
Sino-Ocean Group Holding Ltd.	27,000	3,442
Sinopec Engineering Group Co. Ltd., H Shares	45,500	18,710
Sinopharm Group Co. Ltd., H Shares	14,800	35,112
Sinotruk Hong Kong Ltd.	4,500	5,907
Skyworth Group Ltd.	48,000	18,336
SOHO China Ltd.(1)	18,000	3,084
Sohu.com Ltd., ADR(1)	806	11,913
South Manganese Investment Ltd.(1)	22,000	1,892
Sun King Technology Group Ltd.(1)	2,000	437
Sunac Services Holdings Ltd.	7,000	2,906
Sunny Optical Technology Group Co. Ltd.	8,200	97,620
SY Holdings Group Ltd.	6,500	4,872
TCL Electronics Holdings Ltd.	7,000	2,880
Tencent Holdings Ltd.	15,300	578,589
Tencent Music Entertainment Group, ADR(1)	5,778	40,504
Tianneng Power International Ltd.	26,000	28,082
Times China Holdings Ltd.(1)	12,000	2,172
Tingyi Cayman Islands Holding Corp.	24,000	39,253
Tong Ren Tang Technologies Co. Ltd., H Shares	9,000	5,985
Tongcheng Travel Holdings Ltd.(1)	8,000	17,419
Topsports International Holdings Ltd.	45,000	28,896
TravelSky Technology Ltd., H Shares	10,000	20,318
Trip.com Group Ltd., ADR(1)	2,856	91,249
Truly International Holdings Ltd.	34,000	6,036
Tsaker New Energy Tech Co. Ltd.	4,000	688
Tsingtao Brewery Co. Ltd., H Shares	6,000	56,799
Tuya, Inc., ADR(1)	862	1,026
Uni-President China Holdings Ltd.	35,000	30,722
Up Fintech Holding Ltd., ADR(1)	799	4,147
Venus MedTech Hangzhou, Inc., H Shares(1)	500	831
Vinda International Holdings Ltd.	11,000	28,637
Vipshop Holdings Ltd., ADR(1)	9,735	108,545
Viva Biotech Holdings(1)	8,000	1,736
VNET Group, Inc., ADR(1)	3,077	15,416
Want Want China Holdings Ltd.	58,000	39,371
Weibo Corp., ADR(1)	1,194	19,032
Weichai Power Co. Ltd., H Shares	7,000	9,314
Wharf Holdings Ltd.	23,000	62,224
Wuling Motors Holdings Ltd.	10,000	1,103
WuXi AppTec Co. Ltd., H Shares	600	6,050
Wuxi Biologics Cayman, Inc.(1)	9,000	58,984
Xiabuxiabu Catering Management China Holdings Co. Ltd.	20,500	20,342
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,400	6,936
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	4,000	532
Xinte Energy Co. Ltd., H Shares	12,400	29,588
Xinyi Energy Holdings Ltd.	24,000	7,411
XPeng, Inc., Class A, ADR(1)	559	6,043
Xtep International Holdings Ltd.	16,500	18,966
Yadea Group Holdings Ltd.	20,000	37,944
Yeahka Ltd.(1)	4,800	12,138
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	200	164
Yidu Tech, Inc.(1)	5,600	3,776
Yihai International Holding Ltd.(1)	6,000	18,878

Yixin Group Ltd.(1)	13,000	1,437
Youdao, Inc., ADR(1)	22	105
Yuexiu Property Co. Ltd.	32,000	40,614
Yuexiu Transport Infrastructure Ltd.	14,000	6,557
Yum China Holdings, Inc.	3,891	214,472
Yuzhou Group Holdings Co. Ltd.(1)	10,000	446
Zengame Technology Holding Ltd.	4,000	871
Zhejiang Expressway Co. Ltd., H Shares	26,000	19,416
Zhenro Properties Group Ltd.(1)	8,000	346
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	9,692
Zhongliang Holdings Group Co. Ltd.(1)	4,500	364
Zhongsheng Group Holdings Ltd.	5,000	25,794
Zhou Hei Ya International Holdings Co. Ltd.(1)	16,000	10,250
Zhuguang Holdings Group Co. Ltd.(1)	2,000	170
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,400	3,476
ZTO Express Cayman, Inc., ADR	4,959	124,322
		8,786,052
Colombia — 0.2%
Bancolombia SA	1,623	13,446
Bancolombia SA, ADR	751	19,977
Interconexion Electrica SA ESP	5,755	23,244
		56,667
Czech Republic — 0.1%
Komercni banka AS	1,080	32,068
Moneta Money Bank AS	6,165	18,963
		51,031
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	16,949	22,873
Greece — 0.4%
Aegean Airlines SA(1)	98	511
Alpha Services & Holdings SA(1)	21,683	23,334
Eurobank Ergasias Services and Holdings SA, Class A(1)	21,428	24,713
Hellenic Telecommunications Organization SA	626	9,684
Holding Co. ADMIE IPTO SA	54	98
JUMBO SA	877	14,006
LAMDA Development SA(1)	1,719	10,371
National Bank of Greece SA(1)	5,085	20,920
Piraeus Financial Holdings SA(1)	11,470	17,082
Sunrisemezz PLC(1)	646	80
Terna Energy SA	566	11,587
		132,386
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	2,531	2,140
OTP Bank Nyrt	1,223	33,720
Richter Gedeon Nyrt	1,403	30,182
		66,042
India — 18.4%
3i Infotech Ltd.(1)	335	177
3M India Ltd.	18	5,177
Aarti Industries Ltd.	393	3,270
Aarti Pharmalabs Ltd.	98	457
Action Construction Equipment Ltd.	800	3,346
Adani Green Energy Ltd.(1)	611	16,022
Adani Ports & Special Economic Zone Ltd.	3,581	38,963
Aditya Birla Capital Ltd.(1)	10,010	17,974

Aditya Birla Fashion and Retail Ltd.(1)	2,513	9,771
Advanced Enzyme Technologies Ltd.	510	1,781
Affle India Ltd.(1)	8	125
AGI Greenpac Ltd.	1,442	5,278
AIA Engineering Ltd.	190	6,316
Ajanta Pharma Ltd.	698	10,566
Alkyl Amines Chemicals	129	4,494
Allcargo Logistics Ltd.	2,228	12,245
Alok Industries Ltd.(1)	2,218	434
Amara Raja Batteries Ltd.	3,118	25,035
Ambika Cotton Mills Ltd.	30	570
Anant Raj Ltd.	6,206	7,764
Andhra Paper Ltd.	375	1,978
Andhra Sugars Ltd.	371	590
Apar Industries Ltd.	635	11,536
Apcotex Industries Ltd.	9	54
Apex Frozen Foods Ltd.	40	128
APL Apollo Tubes Ltd.	1,127	15,546
APL Apollo Tubes Ltd.(1)	400	5,503
Apollo Hospitals Enterprise Ltd.	821	47,905
Apollo Pipes Ltd.	31	188
Apollo Tyres Ltd.	9,044	35,340
Aptech Ltd.	315	1,288
Arvind Fashions Ltd.(1)	1,070	4,429
Arvind Ltd.(1)	1,525	1,803
Asahi India Glass Ltd.	1,412	10,722
Ashapura Minechem Ltd.	143	158
Ashok Leyland Ltd.	17,186	31,620
Ashoka Buildcon Ltd.(1)	4,311	4,219
Asian Granito India Ltd.	544	347
Asian Paints Ltd.	543	21,195
Associated Alcohols & Breweries Ltd.	285	1,549
Aster DM Healthcare Ltd.(1)	3,077	8,990
Astra Microwave Products Ltd.	1,301	4,964
Astral Ltd.	651	15,149
AU Small Finance Bank Ltd.	1,413	11,196
AurionPro Solutions Ltd.	575	2,452
Aurobindo Pharma Ltd.	5,207	30,083
Avadh Sugar & Energy Ltd.	127	791
Avenue Supermarts Ltd.(1)	415	20,651
Axis Bank Ltd., GDR	1,050	59,274
Bajaj Auto Ltd.	217	10,011
Bajaj Consumer Care Ltd.	1,730	3,527
Bajaj Electricals Ltd.	1,064	14,615
Bajaj Finance Ltd.	1,130	93,934
Bajaj Finserv Ltd.	1,837	37,015
Bajaj Hindusthan Sugar Ltd.(1)	19,801	2,724
Balaji Amines Ltd.	164	6,181
Balaji Telefilms Ltd.(1)	116	68
Balkrishna Industries Ltd.	277	6,977
Balrampur Chini Mills Ltd.	4,299	20,396
Banco Products India Ltd.	328	821
Bandhan Bank Ltd.(1)	3,225	9,475
BASF India Ltd.	257	8,406
Bata India Ltd.	51	1,080

Bayer CropScience Ltd.	113	6,445
BEML Ltd.	22	399
BEML Ltd.	22	96
Berger Paints India Ltd.	1,275	9,767
Best Agrolife Ltd.	419	8,195
BF Utilities Ltd.(1)	24	119
Bhansali Engineering Polymers Ltd.	218	302
Bharat Bijlee Ltd.	191	5,627
Bharat Electronics Ltd.	60,275	78,281
Bharat Forge Ltd.	1,157	12,270
Bharat Heavy Electricals Ltd.	22,360	23,193
Bharat Rasayan Ltd.	9	1,118
Biocon Ltd.	1,630	5,679
Birlasoft Ltd.	848	3,220
BLS International Services Ltd.	1,295	5,946
Blue Dart Express Ltd.	90	8,446
Blue Star Ltd.	294	4,433
Bodal Chemicals Ltd.	231	230
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	374
Borosil Renewables Ltd.(1)	875	5,919
Brigade Enterprises Ltd.	3,629	21,797
Brightcom Group Ltd.	12,721	5,681
Britannia Industries Ltd.	849	45,574
BSE Ltd.	1,248	8,893
Butterfly Gandhimathi Appliances Ltd.(1)	2	40
Camlin Fine Sciences Ltd.(1)	1,546	3,053
Can Fin Homes Ltd.	1,756	11,986
Cantabil Retail India Ltd.	11	149
Capacit'e Infraprojects Ltd.(1)	1,314	2,292
Caplin Point Laboratories Ltd.	162	1,507
Carborundum Universal Ltd.	372	3,898
Care Ratings Ltd.	319	2,161
Carysil Ltd.	145	879
CCL Products India Ltd.	757	5,097
Ceat Ltd.	652	15,149
Central Depository Services India Ltd.	765	11,711
Century Enka Ltd.	40	210
Cera Sanitaryware Ltd.	121	8,001
CG Power & Industrial Solutions Ltd.(1)	1,563	5,374
Chalet Hotels Ltd.(1)	51	234
Chemcon Speciality Chemicals Ltd.	474	1,752
Chennai Petroleum Corp. Ltd.	934	2,491
Cholamandalam Financial Holdings Ltd.	1,244	9,061
Cholamandalam Investment and Finance Co. Ltd.	4,971	43,873
Cigniti Technologies Ltd.	36	235
Cipla Ltd.	4,233	59,553
City Union Bank Ltd.	12,479	29,131
Cochin Shipyard Ltd.	1,724	14,187
Coffee Day Enterprises Ltd.(1)	3,695	2,421
Coforge Ltd.	227	11,400
Colgate-Palmolive India Ltd.	1,328	26,635
Computer Age Management Services Ltd.	585	16,608
Confidence Petroleum India Ltd.	5,136	4,932
Container Corp. of India Ltd.	2,194	20,920
Cosmo First Ltd.	289	2,869

CreditAccess Grameen Ltd.(1)	1,425	16,903
CRISIL Ltd.	158	5,687
Crompton Greaves Consumer Electricals Ltd.	3,926	17,559
CSB Bank Ltd.(1)	1,161	3,128
Cummins India Ltd.	408	7,129
Cyient Ltd.	2,852	29,440
Dabur India Ltd.	3,679	26,685
Dalmia Bharat Sugar & Industries Ltd.	176	764
Datamatics Global Services Ltd.	138	520
DB Corp. Ltd.	3,495	5,032
DCB Bank Ltd.	4,946	8,012
DCM Shriram Ltd.	1,352	14,572
DEN Networks Ltd.(1)	481	215
Dhani Services Ltd.(1)	5,841	3,401
Dish TV India Ltd.(1)	43,324	11,045
Dishman Carbogen Amcis Ltd.(1)	1,053	1,280
Divi's Laboratories Ltd.	795	33,406
Dixon Technologies India Ltd.	111	5,828
DLF Ltd.	3,041	15,125
D-Link India Ltd.	647	2,181
Dollar Industries Ltd.	80	423
Dr Lal PathLabs Ltd.	513	15,468
Dr Reddy's Laboratories Ltd., ADR	1,092	61,491
Dredging Corp. of India Ltd.(1)	199	1,062
eClerx Services Ltd.	615	10,979
Edelweiss Financial Services Ltd.	12,972	10,709
Eicher Motors Ltd.	1,344	57,643
EIH Ltd.(1)	281	621
Elecon Engineering Co. Ltd.	1,985	11,297
Electrosteel Castings Ltd.	5,042	2,467
Emami Ltd.	3,848	22,709
Endurance Technologies Ltd.	461	8,662
Engineers India Ltd.	7,843	7,781
EPL Ltd.	1,972	3,955
Equitas Holdings Ltd.(1)	4,485	6,614
Escorts Kubota Ltd.	593	16,777
Eveready Industries India Ltd.(1)	349	1,498
Everest Industries Ltd.	196	1,808
Everest Kanto Cylinder Ltd.	75	93
Excel Industries Ltd.	24	355
Exide Industries Ltd.	5,572	12,989
Fairchem Organics Ltd.	46	857
FDC Ltd.(1)	1,017	3,575
FIEM Industries Ltd.	76	1,831
Filatex India Ltd.	645	756
Fine Organic Industries Ltd.	11	848
Finolex Cables Ltd.	1,373	9,375
Finolex Industries Ltd.	8,499	16,477
Firstsource Solutions Ltd.	332	453
Force Motors Ltd.	118	2,280
Future Consumer Ltd.(1)	2,618	50
Future Retail Ltd.(1)	209	9
Gabriel India Ltd.	485	1,154
Galaxy Surfactants Ltd.	65	2,239
Ganesh Housing Corp. Ltd.(1)	109	456

Ganesha Ecosphere Ltd.	327	3,674
Garden Reach Shipbuilders & Engineers Ltd.	1,132	7,155
Garware Technical Fibres Ltd.	46	1,921
Genus Power Infrastructures Ltd.	942	1,090
Geojit Financial Services Ltd.	339	199
GHCL Ltd.	2,488	17,720
GlaxoSmithKline Pharmaceuticals Ltd.	804	13,229
Glenmark Pharmaceuticals Ltd.	4,961	26,284
Globus Spirits Ltd.	434	4,450
GMM Pfaudler Ltd.	391	9,400
GNA Axles Ltd.	69	561
Godrej Consumer Products Ltd.(1)	1,006	10,935
Godrej Properties Ltd.(1)	326	5,268
Gokaldas Exports Ltd.(1)	314	1,497
Goodluck India Ltd.	231	1,391
Graphite India Ltd.	971	4,713
Greaves Cotton Ltd.	764	1,405
Greenpanel Industries Ltd.	871	4,175
Greenply Industries Ltd.	546	1,097
GTL Infrastructure Ltd.(1)	37,531	600
Gufic Biosciences Ltd.	77	203
Gujarat Alkalies & Chemicals Ltd.	681	6,665
Gujarat Fluorochemicals Ltd.	164	7,102
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,368	10,119
Gujarat Pipavav Port Ltd.	10,504	11,836
Gujarat State Fertilizers & Chemicals Ltd.	3,256	5,333
Happiest Minds Technologies Ltd.	650	7,649
Hathway Cable & Datacom Ltd.(1)	5,258	1,114
Havells India Ltd.	1,604	24,793
HBL Power Systems Ltd.	2,016	2,848
HCL Technologies Ltd.	8,785	121,941
HDFC Asset Management Co. Ltd.	115	3,098
HDFC Life Insurance Co. Ltd.	947	6,890
HealthCare Global Enterprises Ltd.(1)	1,599	5,835
HEG Ltd.	276	3,649
Hero MotoCorp Ltd.	601	21,141
HFCL Ltd.	10,629	10,456
HG Infra Engineering Ltd.	397	2,932
HIL Ltd.	34	1,087
Himadri Speciality Chemical Ltd., ADR	10,303	13,102
Himatsingka Seide Ltd.	231	275
Hinduja Global Solutions Ltd.	271	4,294
Hindustan Construction Co. Ltd.(1)	4,864	1,053
Hindustan Oil Exploration Co. Ltd.(1)	687	1,225
Hindustan Unilever Ltd.	2,681	88,572
Hindware Home Innovation Ltd.	224	937
Hitachi Energy India Ltd.	14	511
Housing Development Finance Corp. Ltd.	7,035	233,843
ICICI Bank Ltd., ADR	6,830	162,008
ICICI Lombard General Insurance Co. Ltd.	841	12,558
ICICI Prudential Life Insurance Co. Ltd.	1,500	8,799
IDFC First Bank Ltd.(1)	40,646	29,491
IFCI Ltd.(1)	5,729	930
IIFL Finance Ltd.	4,245	24,510
IIFL Securities Ltd.	789	674

IIFL Wealth Management Ltd.	548	12,324
India Glycols Ltd.	176	1,660
Indiabulls Housing Finance Ltd.(1)	8,590	15,124
Indiabulls Real Estate Ltd.(1)	9,967	10,246
IndiaMart InterMesh Ltd.	248	13,424
Indian Energy Exchange Ltd.	4,511	8,251
Indian Hotels Co. Ltd.	2,124	8,465
Indian Metals & Ferro Alloys Ltd.	35	108
Indian Railway Catering & Tourism Corp. Ltd.	1,632	14,817
Indo Count Industries Ltd.	105	178
Indo Rama Synthetics India Ltd.(1)	481	324
Indus Towers Ltd.	12,636	31,198
Infibeam Avenues Ltd.	10,565	2,114
Info Edge India Ltd.	416	20,621
Infosys Ltd., ADR	13,942	283,720
Ingersoll Rand India Ltd.	118	3,172
Inox Wind Ltd.(1)	1,250	1,971
Insecticides India Ltd.	135	1,246
Intellect Design Arena Ltd.	1,070	6,075
InterGlobe Aviation Ltd.(1)	326	7,776
IOL Chemicals and Pharmaceuticals Ltd.	258	1,086
ION Exchange India Ltd.	147	4,948
ISGEC Heavy Engineering Ltd.	33	211
ITD Cementation India Ltd.	5,135	7,546
J Kumar Infraprojects Ltd.	1,305	4,512
Jai Corp. Ltd.	1,548	3,254
Jain Irrigation Systems Ltd.(1)	8,727	3,576
Jaiprakash Associates Ltd.(1)	6,016	725
Jaiprakash Power Ventures Ltd.(1)	85,287	8,118
Jammu & Kashmir Bank Ltd.(1)	12,243	6,944
Jamna Auto Industries Ltd.	2,306	3,087
Jindal Poly Films Ltd.	165	1,763
Jindal Saw Ltd.	2,168	2,496
JK Paper Ltd.	2,655	13,796
JK Tyre & Industries Ltd.	2,501	6,206
JM Financial Ltd.	15,093	13,858
JSW Ispat Special Products Ltd.(1)	633	247
Jubilant Foodworks Ltd.	5,388	36,488
Jubilant Ingrevia Ltd.	2,291	15,196
Jubilant Pharmova Ltd.	943	4,552
Just Dial Ltd.(1)	227	1,677
Jyothy Labs Ltd.	831	2,072
Kajaria Ceramics Ltd.	1,264	17,912
Kansai Nerolac Paints Ltd.	113	623
Karnataka Bank Ltd.	4,843	8,620
Karur Vysya Bank Ltd.	15,791	19,541
KEC International Ltd.	4,667	23,994
KEI Industries Ltd.	920	17,371
Kellton Tech Solutions Ltd.(1)	119	88
Kennametal India Ltd.	93	3,136
Kiri Industries Ltd.(1)	1,143	7,002
Kirloskar Ferrous Industries Ltd.	2,598	10,160
Kirloskar Oil Engines Ltd.	1,380	5,661
Kitex Garments Ltd.	301	718
KNR Constructions Ltd.	1,170	3,763

Kolte-Patil Developers Ltd.	1,063	4,007
Kotak Mahindra Bank Ltd.	2,920	70,026
KPI Green Energy Ltd.	265	3,109
KPIT Technologies Ltd.	3,118	27,675
KPR Mill Ltd.	1,251	8,580
KRBL Ltd.	1,907	9,684
KSB Ltd.	165	4,113
LA Opala RG Ltd.	598	2,934
Lemon Tree Hotels Ltd.(1)	409	511
LG Balakrishnan & Bros Ltd.	987	8,611
LIC Housing Finance Ltd.	7,858	37,478
Linde India Ltd.	175	6,594
LT Foods Ltd.	7,277	10,327
Lumax Auto Technologies Ltd.	732	2,370
Lupin Ltd.	4,441	41,881
LUX Industries Ltd.(1)	48	1,002
Maharashtra Scooters Ltd.	59	3,630
Mahindra & Mahindra Financial Services Ltd.	9,628	25,583
Mahindra & Mahindra Ltd.	4,978	80,081
Mahindra CIE Automotive Ltd.	2,286	8,012
Mahindra Holidays & Resorts India Ltd.(1)	1,372	4,928
Mahindra Lifespace Developers Ltd.	220	1,052
Mahindra Logistics Ltd.	1,203	7,843
Maithan Alloys Ltd.	69	803
Man Infraconstruction Ltd.	158	150
Manali Petrochemicals Ltd.	1,472	1,500
Manappuram Finance Ltd.	17,640	25,138
Marico Ltd.	3,066	19,138
Marksans Pharma Ltd.	8,371	5,940
Maruti Suzuki India Ltd.	481	53,184
MAS Financial Services Ltd.	72	753
Mastek Ltd.	113	2,389
Max Financial Services Ltd.(1)	2,189	18,960
Max Healthcare Institute Ltd.(1)	3,221	17,855
Mayur Uniquoters Ltd.	41	230
Meghmani Finechem Ltd.(1)	203	3,201
Meghmani Organics Ltd.	1,526	2,079
Metropolis Healthcare Ltd.	162	2,937
Minda Corp. Ltd.	307	797
Mirza International Ltd.(1)	663	2,542
Mishra Dhatu Nigam Ltd.	621	1,895
MOIL Ltd.	132	262
Mold-Tek Packaging Ltd.	61	688
Monte Carlo Fashions Ltd.	87	799
Motherson Sumi Wiring India Ltd.	1,471	1,129
Motilal Oswal Financial Services Ltd.	932	7,610
Mphasis Ltd.	674	16,892
MRF Ltd.	11	12,690
Mrs Bectors Food Specialities Ltd.	830	4,459
MSTC Ltd.	182	764
Multi Commodity Exchange of India Ltd.	809	15,609
Muthoot Finance Ltd.	2,058	27,426
Narayana Hrudayalaya Ltd.	1,277	11,682
Natco Pharma Ltd.	452	3,128
National Aluminium Co. Ltd.	13,925	13,335

National Fertilizers Ltd.(1)	712	507
Nava Ltd.	1,993	4,520
Navkar Corp. Ltd.(1)	1,587	1,123
Navneet Education Ltd.	1,113	1,736
NELCO Ltd.	265	2,470
Neogen Chemicals Ltd.	29	456
Nestle India Ltd.	210	52,146
Neuland Laboratories Ltd.	99	2,132
New Delhi Television Ltd.(1)	834	4,611
Newgen Software Technologies Ltd.	131	580
NIIT Ltd.	525	2,061
Nippon Life India Asset Management Ltd.	3,306	11,048
NOCIL Ltd.	1,148	3,352
Oberoi Realty Ltd.	1,342	15,300
Olectra Greentech Ltd.	242	1,504
Omaxe Ltd.(1)	298	278
OnMobile Global Ltd.	473	588
Optiemus Infracom Ltd.(1)	173	534
Oracle Financial Services Software Ltd.	475	18,241
Orient Cement Ltd.	6,086	9,402
Orient Electric Ltd.	781	2,712
Orient Paper & Industries Ltd.	2,680	1,266
Page Industries Ltd.	55	32,140
Paisalo Digital Ltd.	1,547	1,560
Panama Petrochem Ltd.	251	1,207
Parag Milk Foods Ltd.(1)	731	947
PC Jeweller Ltd.(1)	3,055	2,994
PCBL Ltd.	6,743	11,840
PDS Ltd.	771	3,326
Persistent Systems Ltd.	430	22,215
PG Electroplast Ltd.(1)	56	675
Phoenix Mills Ltd.	121	2,176
PI Industries Ltd.	312	13,466
Pidilite Industries Ltd.	249	8,430
Piramal Enterprises Ltd.	856	8,706
Piramal Pharma Ltd.(1)	956	1,577
PNB Housing Finance Ltd.(1)	2,001	11,065
Pokarna Ltd.	11	61
Polycab India Ltd.	74	2,343
Polyplex Corp. Ltd.	250	5,537
Poonawalla Fincorp Ltd.	944	3,629
Power Grid Corp. of India Ltd.	30,530	84,236
Power Mech Projects Ltd.	292	8,182
Praj Industries Ltd.	3,584	17,339
Prakash Industries Ltd.(1)	468	308
Prestige Estates Projects Ltd.	1,620	9,474
Pricol Ltd.(1)	2,446	5,772
Prince Pipes & Fittings Ltd.	312	2,143
Privi Speciality Chemicals Ltd.	37	572
Procter & Gamble Health Ltd.	4	205
PSP Projects Ltd.	400	3,159
PTC India Ltd.	2,998	3,228
Quess Corp. Ltd.	2,051	11,120
Radico Khaitan Ltd.	822	10,724
Rajesh Exports Ltd.	786	7,369

Rallis India Ltd.	274	822
Ramco Systems Ltd.(1)	27	87
Rashtriya Chemicals & Fertilizers Ltd.	5,362	7,942
RattanIndia Power Ltd.(1)	2,552	132
Raymond Ltd.	1,054	17,793
RBL Bank Ltd.(1)	13,803	26,243
REC Ltd.	30,662	41,761
Redington Ltd.	17,012	37,742
Relaxo Footwears Ltd.	151	1,765
Reliance Industrial Infrastructure Ltd.	30	391
Religare Enterprises Ltd.(1)	307	687
Repco Home Finance Ltd.	440	1,340
Restaurant Brands Asia Ltd.(1)	5,972	8,889
Rhi Magnesita India Ltd.	246	2,302
Route Mobile Ltd.	573	9,395
RPG Life Sciences Ltd.	383	4,128
RSWM Ltd.	144	568
Rupa & Co. Ltd.	235	853
Safari Industries India Ltd.	224	4,520
Saksoft Ltd.	523	745
Samvardhana Motherson International Ltd.	36,692	33,977
Sanghvi Movers Ltd.	310	1,202
Sansera Engineering Ltd.	57	550
Sarda Energy & Minerals Ltd.	96	1,142
Saregama India Ltd.	326	1,530
Satia Industries Ltd.	1,711	3,019
SBI Cards & Payment Services Ltd.	1,607	16,349
SBI Life Insurance Co. Ltd.	1,121	17,684
Schaeffler India Ltd.	291	9,631
Schneider Electric Infrastructure Ltd.(1)	344	702
SEAMEC Ltd.(1)	7	80
Sequent Scientific Ltd.(1)	193	213
Seshasayee Paper & Boards Ltd.	951	3,357
Shakti Pumps India Ltd.	49	261
Shankara Building Products Ltd.	97	857
Shanthi Gears Ltd.	393	1,839
Sharda Cropchem Ltd.	551	2,801
Share India Securities Ltd.	542	8,162
Shipping Corp. of India Ltd.	3,065	5,107
Shoppers Stop Ltd.(1)	706	5,969
Shree Renuka Sugars Ltd.(1)	3,166	2,290
Shriram Transport Finance Co. Ltd.	3,772	62,785
Shriram Transport Finance Co. Ltd.(1)	1,141	18,911
Siemens Ltd.	88	3,010
Siyaram Silk Mills Ltd.	139	902
SKF India Ltd.	82	4,758
Sobha Ltd.	1,484	11,475
SOM Distilleries & Breweries Ltd.	592	1,017
Sonata Software Ltd.	2,771	20,077
Southern Petrochemical Industries Corp. Ltd.	1,412	1,119
Spandana Sphoorty Financial Ltd.(1)	269	1,840
Speciality Restaurants Ltd.(1)	716	1,774
SRF Ltd.	1,025	29,936
State Bank of India, GDR	1,243	92,681
Steel Strips Wheels Ltd.	1,280	2,618

Sterlite Technologies Ltd.	1,461	3,201
Stove Kraft Ltd.(1)	129	967
Sudarshan Chemical Industries Ltd.	325	1,556
Sumitomo Chemical India Ltd.	255	1,488
Sun Pharmaceutical Industries Ltd.	7,006	90,343
Sun TV Network Ltd.	1,853	11,253
Sundaram Finance Ltd.	138	3,790
Sundram Fasteners Ltd.	1,429	16,115
Sunflag Iron & Steel Co. Ltd.(1)	525	586
Sunteck Realty Ltd.	539	2,682
Suprajit Engineering Ltd.	837	3,603
Supreme Industries Ltd.	502	15,023
Surya Roshni Ltd.	553	3,176
Suven Pharmaceuticals Ltd.	1,221	6,987
Suzlon Energy Ltd.(1)	7,871	904
Syngene International Ltd.	1,251	9,384
Tamil Nadu Newsprint & Papers Ltd.	2,474	7,577
Tamilnadu Petroproducts Ltd.	713	854
Tanla Platforms Ltd.	989	9,727
Tata Coffee Ltd.	130	372
Tata Communications Ltd.	813	13,051
Tata Consultancy Services Ltd.	3,641	152,906
Tata Consumer Products Ltd.	1,787	18,001
Tata Elxsi Ltd.	235	20,488
Tata Investment Corp. Ltd.	407	11,813
Tata Metaliks Ltd.	459	4,340
Tata Motors Ltd., ADR(1)	1,356	37,019
Tata Steel Long Products Ltd.	497	3,964
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,541
TCI Express Ltd.	160	3,673
TeamLease Services Ltd.(1)	66	2,031
Tech Mahindra Ltd.	5,081	67,805
Technocraft Industries India Ltd.(1)	45	491
Tejas Networks Ltd.(1)	62	503
Texmaco Rail & Engineering Ltd.	4,065	2,986
Thermax Ltd.	262	6,619
Thirumalai Chemicals Ltd.	1,582	3,894
Thomas Cook India Ltd.(1)	224	212
Thyrocare Technologies Ltd.	317	2,461
Time Technoplast Ltd.	3,799	4,581
Tinplate Co. of India Ltd.	513	2,026
Titagarh Wagons Ltd.(1)	2,123	4,770
Titan Co. Ltd.	243	7,975
Torrent Pharmaceuticals Ltd.	1,188	24,270
Transport Corp. of India Ltd.	729	6,232
Trent Ltd.	238	4,325
Trident Ltd.	14,056	6,181
Triveni Turbine Ltd.	2,044	7,240
TTK Prestige Ltd.	440	4,814
Tube Investments of India Ltd.	862	29,582
TV Today Network Ltd.	140	426
TV18 Broadcast Ltd.(1)	8,772	4,019
TVS Motor Co. Ltd.	320	4,140
Uflex Ltd.	913	6,841
Ujjivan Financial Services Ltd.(1)	1,257	4,432

Ujjivan Small Finance Bank Ltd.(1)	7,097	2,504
Unichem Laboratories Ltd.	1,194	5,993
United Spirits Ltd.(1)	2,756	31,710
UPL Ltd.	3,064	29,853
Usha Martin Ltd.	1,303	2,111
UTI Asset Management Co. Ltd.	1,467	14,143
VA Tech Wabag Ltd.(1)	485	2,069
Vaibhav Global Ltd.	295	1,233
Vakrangee Ltd.	10,638	4,038
Valiant Organics Ltd.	107	853
Vardhman Textiles Ltd.	1,806	7,758
Varroc Engineering Ltd.(1)	1,311	4,818
Varun Beverages Ltd.	520	7,997
Venky's India Ltd.	65	1,491
Visaka Industries Ltd.	218	1,181
Vishnu Chemicals Ltd.	104	2,067
Vodafone Idea Ltd.(1)	38,671	3,933
Voltamp Transformers Ltd.	50	1,660
Voltas Ltd.	493	4,985
VRL Logistics Ltd.	441	3,023
Welspun Corp. Ltd.	5,585	17,378
Welspun Enterprises Ltd.	2,383	4,446
Welspun India Ltd.	5,783	5,849
West Coast Paper Mills Ltd.	1,404	10,476
Westlife Foodworld Ltd.(1)	866	7,724
Whirlpool of India Ltd.	24	452
Wipro Ltd., ADR	5,159	26,414
Wonderla Holidays Ltd.(1)	85	409
Yes Bank Ltd.(1)	155,080	32,784
Zee Entertainment Enterprises Ltd.	13,949	45,444
Zee Media Corp. Ltd.(1)	1,302	237
Zen Technologies Ltd.	88	211
Zensar Technologies Ltd.	894	2,469
		6,047,097
Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	63,300	2,017
Adaro Minerals Indonesia Tbk PT(1)	76,400	7,955
Adi Sarana Armada Tbk PT(1)	20,300	1,117
Aneka Gas Industri Tbk PT	12,400	1,793
Bank BTPN Syariah Tbk PT	32,300	6,592
Bank Bukopin Tbk PT(1)	250,500	2,055
Bank Central Asia Tbk PT	163,800	97,310
Bank Jago Tbk PT(1)	4,500	1,321
Bank Mandiri Persero Tbk PT	147,200	99,296
Bank Negara Indonesia Persero Tbk PT	65,100	41,240
Bank Pan Indonesia Tbk PT	66,200	7,995
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	43,900	3,799
Bank Pembangunan Daerah Jawa Timur Tbk PT	34,100	1,584
Bank Rakyat Indonesia Persero Tbk PT	275,100	87,513
Bank Tabungan Negara Persero Tbk PT	52,200	5,114
Barito Pacific Tbk PT	79,300	3,995
Berkah Beton Sadaya Tbk PT	13,000	3,123
BFI Finance Indonesia Tbk PT	192,700	14,037
Blue Bird Tbk PT	22,500	2,266
Buana Lintas Lautan Tbk PT(1)	191,400	1,900

Bumi Serpong Damai Tbk PT(1)	159,400	9,311
Bundamedik Tbk PT	21,600	558
Ciputra Development Tbk PT	234,300	15,088
Erajaya Swasembada Tbk PT	210,100	5,444
FKS Food Sejahtera Tbk PT(1)	182,800	1,940
Global Mediacom Tbk PT(1)	254,700	4,749
Indosat Tbk PT	17,000	6,460
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	60,400	3,016
Jaccs Mitra Pinasthika Mustika Tbk PT	20,400	1,493
Jasa Marga Persero Tbk PT(1)	41,700	8,263
Kalbe Farma Tbk PT	76,300	10,072
Kencana Energi Lestari Tbk PT	42,000	2,047
Kino Indonesia Tbk PT	2,300	230
Lippo Cikarang Tbk PT(1)	12,000	834
Lippo Karawaci Tbk PT(1)	133,400	825
M Cash Integrasi PT(1)	200	105
Mark Dynamics Indonesia Tbk PT	7,800	322
Matahari Department Store Tbk PT	18,200	5,992
Matahari Putra Prima Tbk PT(1)	43,100	519
Media Nusantara Citra Tbk PT(1)	107,400	5,449
Medikaloka Hermina Tbk PT	116,300	11,280
Mitra Adiperkasa Tbk PT(1)	293,300	27,116
Mitra Keluarga Karyasehat Tbk PT	63,300	11,430
MNC Kapital Indonesia Tbk PT(1)	188,600	1,179
MNC Vision Networks Tbk PT(1)	40,600	186
Multipolar Tbk PT(1)	26,800	229
Nusantara Infrastructure Tbk PT(1)	112,300	932
Pabrik Kertas Tjiwi Kimia Tbk PT	28,100	14,969
Pacific Strategic Financial Tbk PT(1)	63,300	4,507
Pakuwon Jati Tbk PT	183,000	5,519
Panin Financial Tbk PT	289,600	8,715
PP Persero Tbk PT(1)	69,600	3,960
Puradelta Lestari Tbk PT	65,400	679
Samudera Indonesia Tbk PT	41,700	6,023
Sarana Menara Nusantara Tbk PT	232,900	16,787
Sariguna Primatirta Tbk PT	62,500	2,485
Smartfren Telecom Tbk PT(1)	1,595,100	7,446
Steel Pipe Industry of Indonesia PT	11,700	201
Sumber Alfaria Trijaya Tbk PT	171,300	33,774
Summarecon Agung Tbk PT	236,800	9,611
Surya Citra Media Tbk PT	72,200	1,150
Telkom Indonesia Persero Tbk PT, ADR	4,093	104,290
Temas Tbk PT	19,200	2,326
Tower Bersama Infrastructure Tbk PT	40,800	6,032
Transcoal Pacific Tbk PT	1,300	901
Unilever Indonesia Tbk PT	63,100	19,286
Wijaya Karya Persero Tbk PT(1)	104,700	6,223
XL Axiata Tbk PT	70,100	9,729
		791,704
Malaysia — 1.9%
Aeon Co. M Bhd	6,500	2,022
AEON Credit Service M Bhd	500	1,450
Alliance Bank Malaysia Bhd	28,600	24,958
AMMB Holdings Bhd	38,600	36,335
Ancom Nylex Bhd(1)	3,000	644

Ann Joo Resources Bhd	300	71
Astro Malaysia Holdings Bhd	400	66
Axiata Group Bhd	10,300	7,567
Bank Islam Malaysia Bhd	1,100	633
Berjaya Food Bhd	5,800	1,338
Bermaz Auto Bhd	33,200	14,659
Bursa Malaysia Bhd	11,800	18,325
Carlsberg Brewery Malaysia Bhd	300	1,542
CIMB Group Holdings Bhd	50,131	65,571
CTOS Digital Bhd	300	96
Cypark Resources Bhd(1)	3,300	284
D&O Green Technologies Bhd	100	91
Dayang Enterprise Holdings Bhd	5,400	1,709
DiGi.Com Bhd	26,600	24,016
DRB-Hicom Bhd	28,000	9,482
Dufu Technology Corp. Bhd	2,100	824
Eco World Development Group Bhd	7,800	1,199
Ekovest Bhd(1)	10,100	798
Evergreen Fibreboard Bhd	4,000	371
Fraser & Neave Holdings Bhd	100	473
Frontken Corp. Bhd	13,400	9,526
Gamuda Bhd	29,200	26,231
Greatech Technology Bhd(1)	1,100	1,158
Hartalega Holdings Bhd	22,200	8,684
Heineken Malaysia Bhd	1,900	10,716
Hengyuan Refining Co. Bhd	5,300	4,272
Hextar Healthcare Bhd(1)	4,200	370
Hiap Teck Venture Bhd	7,600	482
Hong Leong Bank Bhd	2,500	11,750
Hong Leong Capital Bhd	600	845
Hong Leong Financial Group Bhd	2,800	11,684
Hong Seng Consolidated Bhd(1)	18,000	917
IHH Healthcare Bhd	5,200	6,802
Inari Amertron Bhd	23,700	14,401
IOI Properties Group Bhd	1,100	279
JAKS Resources Bhd(1)	1,300	85
KNM Group Bhd(1)	12,700	157
Kossan Rubber Industries Bhd	23,700	5,944
Lingkaran Trans Kota Holdings Bhd	10,400	1,194
Lotte Chemical Titan Holding Bhd	2,000	730
Malayan Banking Bhd	28,800	55,979
Malaysia Airports Holdings Bhd(1)	2,600	3,771
Malaysia Building Society Bhd	15,500	2,083
Malaysian Pacific Industries Bhd	1,800	11,465
Maxis Bhd	12,100	10,487
Mega First Corp. Bhd	700	527
Mieco Chipboard Bhd(1)	700	102
MR DIY Group M Bhd	14,000	6,635
My EG Services Bhd	17,200	3,450
Nestle Malaysia Bhd	400	12,499
Pentamaster Corp. Bhd	1,100	1,078
Perak Transit Bhd	7,500	1,997
Petron Malaysia Refining & Marketing Bhd	500	490
Press Metal Aluminium Holdings Bhd	7,200	7,911
Public Bank Bhd	71,600	72,615

RHB Bank Bhd	20,597	26,091
Scientex Bhd	3,300	2,502
Shin Yang Shipping Corp. Bhd(1)	22,500	3,857
Sime Darby Bhd	32,800	15,912
Sime Darby Property Bhd	7,400	811
SP Setia Bhd Group	37,400	5,893
Sunway Bhd	3,100	1,176
Supermax Corp. Bhd	35,700	7,181
Swift Haulage Bhd	2,100	222
Syarikat Takaful Malaysia Keluarga Bhd	500	401
TDM Bhd	1,600	65
Telekom Malaysia Bhd	20,300	25,659
TIME dotCom Bhd	14,100	15,497
UEM Sunrise Bhd(1)	19,500	1,236
Unisem M Bhd	5,800	3,579
UWC Bhd	500	472
Velesto Energy Bhd(1)	241,600	7,966
ViTrox Corp. Bhd	1,800	2,980
VS Industry Bhd	15,500	3,190
Westports Holdings Bhd	2,000	1,543
		648,073
Mexico — 2.8%
Alsea SAB de CV(1)	2,873	5,778
America Movil SAB de CV, Class L, ADR	6,034	117,422
Arca Continental SAB de CV	2,434	20,260
Becle SAB de CV	3,588	8,086
Bolsa Mexicana de Valores SAB de CV	1,904	3,759
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	1,210	12,076
Corp. Inmobiliaria Vesta SAB de CV	9,896	22,101
Fomento Economico Mexicano SAB de CV, ADR	524	41,852
Genomma Lab Internacional SAB de CV, Class B	12,566	10,128
Gentera SAB de CV	34,515	36,637
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	848	58,953
Grupo Aeroportuario del Pacifico SAB de CV, ADR	349	56,730
Grupo Aeroportuario del Sureste SAB de CV, ADR	94	23,245
Grupo Bimbo SAB de CV, Series A	7,823	33,195
Grupo Comercial Chedraui SA de CV	4,092	17,686
Grupo Financiero Banorte SAB de CV, Class O	22,738	182,491
Grupo Financiero Inbursa SAB de CV, Class O(1)	11,846	22,336
Grupo Mexico SAB de CV, Series B	11,846	48,197
Grupo Televisa SAB, ADR	6,001	32,765
Grupo Traxion SAB de CV(1)	2,734	3,952
Industrias Penoles SAB de CV(1)	1,434	19,110
Kimberly-Clark de Mexico SAB de CV, A Shares	8,077	13,743
La Comer SAB de CV	538	1,004
Megacable Holdings SAB de CV	4,127	10,481
Nemak SAB de CV(1)	59,696	17,914
Orbia Advance Corp. SAB de CV	8,258	16,179
Promotora y Operadora de Infraestructura SAB de CV	2,232	19,789
Qualitas Controladora SAB de CV	3,481	14,655
Regional SAB de CV	2,273	16,596
Sitios Latinoamerica SAB de CV(1)	8,157	3,636
Wal-Mart de Mexico SAB de CV	9,727	38,441
		929,197

Peru — 0.3%
Credicorp Ltd.	330	50,671
Intercorp Financial Services, Inc.	960	23,616
Southern Copper Corp.	239	14,584
		88,871
Philippines — 0.9%
Ayala Land, Inc.	27,300	15,439
Bank of the Philippine Islands	12,520	23,523
BDO Unibank, Inc.	13,350	30,899
Century Pacific Food, Inc.	1,300	582
Converge Information and Communications Technology Solutions, Inc.(1)	16,300	4,489
Globe Telecom, Inc.	361	14,734
GT Capital Holdings, Inc.	1,080	8,417
International Container Terminal Services, Inc.	4,600	16,748
Jollibee Foods Corp.	4,700	20,438
LT Group, Inc.	17,900	2,990
Manila Electric Co.	750	3,719
Megaworld Corp.	61,000	2,427
Metropolitan Bank & Trust Co.	36,130	36,816
Monde Nissin Corp.	39,700	8,891
PLDT, Inc., ADR	538	16,054
Puregold Price Club, Inc.	19,600	12,355
Robinsons Land Corp.	16,200	4,621
Robinsons Retail Holdings, Inc.	720	748
Security Bank Corp.	11,120	18,969
SM Investments Corp.	680	11,356
SM Prime Holdings, Inc.	24,800	16,077
Synergy Grid & Development Phils, Inc.	22,300	4,859
Universal Robina Corp.	6,200	14,607
Wilcon Depot, Inc.	8,300	4,736
		294,494
Poland — 0.8%
Alior Bank SA(1)	2,344	19,275
Allegro.eu SA(1)	815	4,168
AmRest Holdings SE(1)	460	2,061
Asseco Poland SA	87	1,427
Bank Handlowy w Warszawie SA	54	895
Bank Millennium SA(1)	8,682	9,193
Bank Polska Kasa Opieki SA	977	18,688
CCC SA(1)	162	1,383
CD Projekt SA	390	11,621
Cyfrowy Polsat SA	214	897
Dino Polska SA(1)	204	16,766
KGHM Polska Miedz SA	1,207	31,951
KRUK SA	437	29,259
LiveChat Software SA	52	1,278
LPP SA	9	19,509
mBank SA(1)	155	11,128
Orange Polska SA	14,775	21,087
Powszechna Kasa Oszczednosci Bank Polski SA	2,633	16,991
Powszechny Zaklad Ubezpieczen SA	2,232	15,978
Santander Bank Polska SA	214	13,336
TEN Square Games SA	20	613
Warsaw Stock Exchange	96	764

XTB SA	1,382	9,143
		257,411
South Africa — 4.0%
Absa Group Ltd.	5,603	67,187
AECI Ltd.	1,581	8,456
Anglo American Platinum Ltd.	246	24,864
AngloGold Ashanti Ltd., ADR	3,081	56,475
Aspen Pharmacare Holdings Ltd.	3,685	30,580
Astral Foods Ltd.	1,004	9,807
AVI Ltd.	4,008	17,196
Barloworld Ltd.	4,172	25,291
Bid Corp. Ltd.	1,088	21,081
Capitec Bank Holdings Ltd.	204	24,220
Clicks Group Ltd.	1,189	20,455
Coronation Fund Managers Ltd.	3,841	7,784
Curro Holdings Ltd.	10,050	5,007
DataTec Ltd.	2,029	3,668
Dis-Chem Pharmacies Ltd.	3,975	7,049
Discovery Ltd.(1)	1,508	11,097
FirstRand Ltd.	15,404	59,867
Foschini Group Ltd.	5,309	32,366
Gold Fields Ltd., ADR	3,458	38,557
Grindrod Ltd.	6,970	4,509
Grindrod Shipping Holdings Ltd.	370	7,677
Impala Platinum Holdings Ltd.	6,122	74,404
Investec Ltd.	2,083	12,572
KAP Industrial Holdings Ltd.	49,784	12,938
Kumba Iron Ore Ltd.	295	8,334
Life Healthcare Group Holdings Ltd.	8,208	8,419
Merafe Resources Ltd.	20,492	1,471
Momentum Metropolitan Holdings	32,228	33,989
Motus Holdings Ltd.	3,417	23,325
Mr Price Group Ltd.	1,993	19,479
MTN Group Ltd.	6,757	55,371
MultiChoice Group	4,816	33,376
Naspers Ltd., N Shares	411	62,992
Nedbank Group Ltd.	3,123	41,281
NEPI Rockcastle NV	5,508	32,579
Netcare Ltd.	11,575	10,016
Ninety One Ltd.	2,970	6,937
Oceana Group Ltd.	45	157
Old Mutual Ltd.	63,081	40,522
Omnia Holdings Ltd.	3,392	13,812
Pepkor Holdings Ltd.	5,181	6,669
Pick n Pay Stores Ltd.	4,288	15,576
PPC Ltd.(1)	23,518	3,586
PSG Konsult Ltd.	5,074	3,492
Rand Merchant Investment Holdings Ltd.	5,684	9,486
Raubex Group Ltd.	939	1,513
Remgro Ltd.	4,212	34,729
Reunert Ltd.	1,758	4,874
RMB Holdings Ltd.	12,077	428
Royal Bafokeng Platinum Ltd.	1,391	13,270
Sanlam Ltd.	5,418	17,790
Santam Ltd.	379	5,766

Sappi Ltd.(1)	12,123	34,476
Shoprite Holdings Ltd.	1,707	25,126
SPAR Group Ltd.	1,169	9,048
Standard Bank Group Ltd.	5,160	54,304
Steinhoff International Holdings NV(1)	27,507	2,690
Telkom SA SOC Ltd.(1)	9,016	18,198
Tiger Brands Ltd.	1,381	15,578
Transaction Capital Ltd.	1,314	2,917
Truworths International Ltd.	7,641	25,314
Vodacom Group Ltd.	2,487	18,113
Wilson Bayly Holmes-Ovcon Ltd.(1)	40	221
Woolworths Holdings Ltd.	7,206	27,440
		1,325,771
South Korea — 13.4%
Aekyung Industrial Co. Ltd.	22	279
AfreecaTV Co. Ltd.	98	6,557
Agabang&Company(1)	104	276
Ahnlab, Inc.	19	995
Aju IB Investment Co. Ltd.	40	82
Alteogen, Inc.(1)	72	2,048
Amorepacific Corp.	88	8,859
AMOREPACIFIC Group	137	3,330
Ananti, Inc.(1)	673	3,290
Asiana Airlines, Inc.(1)	314	3,062
BGF Co. Ltd.	183	612
BGF retail Co. Ltd.	84	13,183
BH Co. Ltd.	408	8,245
Binex Co. Ltd.(1)	241	2,051
Bioneer Corp.(1)	28	720
BNK Financial Group, Inc.	6,083	34,470
Bukwang Pharmaceutical Co. Ltd.	313	1,937
Byucksan Corp.	247	419
Celltrion Healthcare Co. Ltd.	213	10,691
Celltrion, Inc.	336	45,550
Chabiotech Co. Ltd.(1)	409	4,353
Cheil Worldwide, Inc.	562	10,424
Chong Kun Dang Pharmaceutical Corp.	58	3,712
CJ CGV Co. Ltd.(1)	169	2,290
CJ CheilJedang Corp.	72	21,717
CJ ENM Co. Ltd.	124	8,006
CJ Logistics Corp.(1)	168	11,398
Classys, Inc.	220	3,135
CMG Pharmaceutical Co. Ltd.(1)	422	680
Com2uSCorp	75	3,604
Coreana Cosmetics Co. Ltd.(1)	63	147
CosmoAM&T Co. Ltd.(1)	66	3,234
Coway Co. Ltd.	741	32,624
COWELL FASHION Co. Ltd.	644	2,571
CS Wind Corp.	247	14,553
Cuckoo Homesys Co. Ltd.	229	5,634
Dae Han Flour Mills Co. Ltd.	6	634
Daeduck Electronics Co. Ltd.	674	12,139
Daewoo Engineering & Construction Co. Ltd.(1)	2,987	11,731
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	142	2,092
Daewoong Pharmaceutical Co. Ltd.	35	3,959

Daishin Securities Co. Ltd.	177	1,989
Danal Co. Ltd.(1)	122	540
Daol Investment & Securities Co. Ltd.	1,893	4,736
Daou Technology, Inc.	278	4,428
DB HiTek Co. Ltd.	532	18,455
DB Insurance Co. Ltd.	842	40,022
DGB Financial Group, Inc.	3,964	24,018
DI Dong Il Corp.	37	461
DL E&C Co. Ltd.	448	14,469
DL Holdings Co. Ltd.	161	8,507
Dong-A Socio Holdings Co. Ltd.	11	855
DongKook Pharmaceutical Co. Ltd.	217	2,649
Dongwha Enterprise Co. Ltd.(1)	50	2,525
Dongwon Development Co. Ltd.	33	91
Doosan Bobcat, Inc.	262	7,171
Doosan Co. Ltd.	6	452
Doosan Enerbility Co. Ltd.(1)	768	9,952
Doosan Fuel Cell Co. Ltd.(1)	117	3,046
DoubleUGames Co. Ltd.	92	3,434
Douzone Bizon Co. Ltd.	210	5,804
Dreamtech Co. Ltd.	427	3,187
Duk San Neolux Co. Ltd.(1)	113	3,402
Echo Marketing, Inc.	160	1,693
Ecopro BM Co. Ltd.	70	6,203
E-MART, Inc.	159	11,247
Eo Technics Co. Ltd.	28	1,524
Eugene Technology Co. Ltd.	90	1,784
F&F Co. Ltd. / New	46	5,370
Fila Holdings Corp.	386	9,827
Genexine, Inc.(1)	87	1,394
GOLFZON Co. Ltd.	34	2,880
Gradiant Corp.	21	229
Green Cross Corp.	28	2,775
GS Engineering & Construction Corp.	531	9,604
GS Retail Co. Ltd.	955	21,785
Hana Financial Group, Inc.	3,469	118,647
Hana Micron, Inc.(1)	343	2,896
Handsome Co. Ltd.	153	3,039
Hanjin Transportation Co. Ltd.	134	2,098
Hankook Tire & Technology Co. Ltd.	762	19,901
Hanmi Semiconductor Co. Ltd.	497	5,199
Hanon Systems	943	6,311
Hansae Co. Ltd.	27	331
Hansol Chemical Co. Ltd.	92	14,978
Hanssem Co. Ltd.	81	2,915
Hanwha Investment & Securities Co. Ltd.	1,411	2,883
Hanwha Life Insurance Co. Ltd.(1)	6,944	13,418
Hanwha Solutions Corp.(1)	842	33,328
Hanwha Systems Co. Ltd.	520	4,587
HDC Hyundai Development Co-Engineering & Construction, E Shares	453	3,852
Helixmith Co. Ltd.(1)	119	1,205
Hite Jinro Co. Ltd.	358	7,172
HL Holdings Corp.	51	1,299
HL Mando Co. Ltd.	264	9,790
HMM Co. Ltd.	2,567	44,240

Homecast Co. Ltd.(1)	823	2,822
Hotel Shilla Co. Ltd.	53	2,978
Hugel, Inc.(1)	52	4,576
Humax Co. Ltd.(1)	333	1,013
Humedix Co. Ltd.	72	1,226
Hwaseung Enterprise Co. Ltd.	36	260
HYBE Co. Ltd.(1)	27	2,994
Hyosung Chemical Corp.(1)	3	290
Hyosung Corp.	86	5,029
Hyosung Heavy Industries Corp.(1)	83	5,411
Hyosung TNC Corp.	49	13,467
Hyundai Autoever Corp.	70	6,015
Hyundai Construction Equipment Co. Ltd.	147	6,785
HYUNDAI Corp.	79	1,099
Hyundai Department Store Co. Ltd.	151	6,975
Hyundai Doosan Infracore Co. Ltd.(1)	2,501	15,989
Hyundai Electric & Energy System Co. Ltd.(1)	295	9,553
Hyundai Elevator Co. Ltd.	145	3,316
Hyundai Engineering & Construction Co. Ltd.	1,173	37,078
Hyundai Futurenet Co. Ltd.	86	170
Hyundai Greenfood Co. Ltd.	776	4,185
Hyundai Heavy Industries Co. Ltd.(1)	55	5,038
Hyundai Home Shopping Network Corp.	59	2,238
Hyundai Marine & Fire Insurance Co. Ltd.	1,366	31,509
Hyundai Mipo Dockyard Co. Ltd.(1)	178	11,854
Hyundai Mobis Co. Ltd.	215	35,191
Hyundai Motor Co.	1,052	137,055
Hyundai Rotem Co. Ltd.(1)	777	19,027
Hyundai Wia Corp.	207	9,563
Ilyang Pharmaceutical Co. Ltd.	202	2,705
iMarketKorea, Inc.	319	2,511
Industrial Bank of Korea	3,977	34,042
Innocean Worldwide, Inc.	195	6,490
Innox Advanced Materials Co. Ltd.	122	2,743
Insun ENT Co. Ltd.(1)	304	2,195
Interflex Co. Ltd.(1)	83	710
INTOPS Co. Ltd.	381	8,809
iNtRON Biotechnology, Inc.(1)	184	1,235
IS Dongseo Co. Ltd.	218	5,733
i-SENS, Inc.	26	655
JB Financial Group Co. Ltd.	2,782	17,897
Jusung Engineering Co. Ltd.	342	3,355
JW Pharmaceutical Corp.	135	2,038
JYP Entertainment Corp.	209	9,768
K Car Co. Ltd.	17	187
Kakao Corp.	385	16,892
Kakao Games Corp.(1)	78	2,643
KakaoBank Corp.(1)	185	3,589
KB Financial Group, Inc., ADR	2,628	103,570
KC Co. Ltd.	71	992
KC Tech Co. Ltd.	77	982
KCC Corp.	31	5,705
KCC Glass Corp.	147	4,620
KEPCO Engineering & Construction Co., Inc.	61	2,851
KH Vatec Co. Ltd.	267	3,088

Kia Corp.	2,179	114,755
KISCO Corp.	93	477
KIWOOM Securities Co. Ltd.	353	25,043
Koh Young Technology, Inc.	217	2,388
Kolmar BNH Co. Ltd.	112	2,066
Kolon Industries, Inc.	198	7,010
KONA I Co. Ltd.(1)	14	187
Korea Circuit Co. Ltd.(1)	157	1,761
Korea Investment Holdings Co. Ltd.	750	33,339
Korea Line Corp.(1)	4,856	8,086
Korea Petrochemical Ind Co. Ltd.	46	5,738
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,741
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	352	21,192
Korea United Pharm, Inc.	111	1,962
Korean Air Lines Co. Ltd.(1)	2,293	44,986
Korean Reinsurance Co.	1,286	8,235
Krafton, Inc.(1)	102	17,953
KT Skylife Co. Ltd.	319	2,092
Kukjeon Pharmaceutical Co. Ltd.	13	71
Kumho Petrochemical Co. Ltd.	347	39,915
Kumho Tire Co., Inc.(1)	1,071	2,470
Kyung Dong Navien Co. Ltd.	65	1,825
L&F Co. Ltd.(1)	37	6,380
LEENO Industrial, Inc.	110	14,592
LF Corp.	203	2,499
LG Display Co. Ltd., ADR	6,322	35,783
LG Electronics, Inc.	617	46,559
LG Energy Solution Ltd.(1)	47	21,261
LG H&H Co. Ltd.	53	26,746
LG Innotek Co. Ltd.	184	44,362
LG Uplus Corp.	3,167	29,277
Lotte Chemical Corp.	142	20,046
Lotte Chilsung Beverage Co. Ltd.	85	10,214
Lotte Data Communication Co.	27	482
LOTTE Fine Chemical Co. Ltd.	286	13,699
LOTTE Himart Co. Ltd.	6	62
Lotte Rental Co. Ltd.	374	8,331
Lotte Shopping Co. Ltd.	183	11,894
LS Corp.	194	11,220
LS Electric Co. Ltd.	163	7,227
LVMC Holdings(1)	647	1,474
LX Hausys Ltd.	49	1,347
LX Holdings Corp.(1)	726	5,224
LX Semicon Co. Ltd.	162	11,054
Maeil Dairies Co. Ltd.	36	1,361
Mcnex Co. Ltd.	33	753
Medytox, Inc.	17	1,560
MegaStudyEdu Co. Ltd.	113	6,765
Meritz Financial Group, Inc.	327	9,527
Meritz Fire & Marine Insurance Co. Ltd.	313	11,062
Meritz Securities Co. Ltd.	2,709	12,186
Mirae Asset Securities Co. Ltd.	4,651	23,737
NAVER Corp.	368	53,494
NCSoft Corp.	123	44,558
Neowiz(1)	125	3,906

NEPES Corp.(1)	59	883
Netmarble Corp.	63	2,369
Nexen Tire Corp.	499	2,677
NEXTIN, Inc.	50	2,117
NH Investment & Securities Co. Ltd.	2,552	18,835
NHN Corp.(1)	109	2,068
NHN KCP Corp.(1)	143	1,542
NICE Holdings Co. Ltd.	243	2,324
NICE Information Service Co. Ltd.	459	4,512
NongShim Co. Ltd.	39	9,779
OCI Co. Ltd.	192	14,126
Ottogi Corp.	21	7,123
Pan Ocean Co. Ltd.	5,513	22,934
Park Systems Corp.	42	3,799
Partron Co. Ltd.	1,043	7,054
Pearl Abyss Corp.(1)	43	1,448
PharmaResearch Co. Ltd.	43	2,222
PI Advanced Materials Co. Ltd.	170	4,208
Pulmuone Co. Ltd.	21	178
RFHIC Corp.	31	553
S&S Tech Corp.	167	3,607
S-1 Corp.	166	8,119
Sam Young Electronics Co. Ltd.	51	377
Samsung Biologics Co. Ltd.(1)	34	23,125
Samsung C&T Corp.	405	37,992
Samsung Electro-Mechanics Co. Ltd.	532	58,237
Samsung Electronics Co. Ltd., GDR	781	927,714
Samsung Fire & Marine Insurance Co. Ltd.	472	74,086
Samsung Heavy Industries Co. Ltd.(1)	6,279	25,121
Samsung Life Insurance Co. Ltd.	594	33,346
Samsung Pharmaceutical Co. Ltd.(1)	37	80
Samsung SDI Co. Ltd.	185	104,438
Samsung SDS Co. Ltd.	166	16,220
Samsung Securities Co. Ltd.	692	18,727
Samwha Capacitor Co. Ltd.	47	1,264
Sangsangin Co. Ltd.	827	3,928
SBW Life Sciences Co. Ltd.(1)	436	423
SD Biosensor, Inc.	371	9,386
SeAH Steel Corp.	34	3,930
Sebang Global Battery Co. Ltd.	23	856
Seegene, Inc.	602	14,091
Seobu T&D	150	857
Seojin System Co. Ltd.	300	3,784
SFA Engineering Corp.	163	5,013
SFA Semicon Co. Ltd.(1)	644	2,247
SGC Energy Co. Ltd.	6	161
Shinhan Financial Group Co. Ltd., ADR	4,694	136,220
Shinsegae International, Inc.	226	4,210
Shinsegae, Inc.	146	23,612
SK Bioscience Co. Ltd.(1)	79	5,053
SK Chemicals Co. Ltd.	123	8,398
SK Hynix, Inc.	3,743	247,038
SK IE Technology Co. Ltd.(1)	46	2,355
SK Networks Co. Ltd.	3,756	12,137
SK Securities Co. Ltd.	4,323	2,288

SK Telecom Co. Ltd., ADR	356	7,636
SKC Co. Ltd.	44	3,816
SL Corp.	159	3,435
SM Entertainment Co. Ltd.	100	6,126
SNT Dynamics Co. Ltd.	320	2,555
Soulbrain Co. Ltd.	49	8,055
Soulbrain Holdings Co. Ltd.	5	105
ST Pharm Co. Ltd.	36	2,123
STIC Investments, Inc.	42	192
Studio Dragon Corp.(1)	112	6,263
Sung Kwang Bend Co. Ltd.	273	3,172
Taewoong Co. Ltd.(1)	105	718
Taihan Electric Wire Co. Ltd.(1)	2,038	2,655
TES Co. Ltd.	133	1,819
TK Corp.	252	3,459
TKG Huchems Co. Ltd.	432	7,137
Value Added Technology Co. Ltd.	33	816
Vidente Co. Ltd.(1)	312	934
Webzen, Inc.(1)	98	1,252
Wemade Co. Ltd.	121	3,341
WONIK IPS Co. Ltd.	79	1,739
Wonik QnC Corp.	214	4,492
Woongjin Thinkbig Co. Ltd.	476	975
Woori Financial Group, Inc.	8,119	81,108
Woori Investment Bank Co. Ltd.	5,038	3,023
Woori Technology Investment Co. Ltd.(1)	1,267	4,381
YG Entertainment, Inc.	50	1,696
Youngone Corp.	234	8,526
Youngone Holdings Co. Ltd.	139	6,021
Yuhan Corp.	176	7,867
Zinus, Inc.	25	617
		4,425,780
Taiwan — 16.8%
Ability Enterprise Co. Ltd.	1,000	729
AcBel Polytech, Inc.	1,000	986
Accton Technology Corp.	1,000	8,898
Acer, Inc.	36,000	28,892
ACES Electronic Co. Ltd.	1,000	1,057
Acon Holding, Inc.(1)	5,000	2,062
Acter Group Corp. Ltd.	2,000	6,557
Advanced International Multitech Co. Ltd.	2,000	6,435
Advanced Wireless Semiconductor Co.	1,000	2,485
Advancetek Enterprise Co. Ltd.	1,000	1,213
Advantech Co. Ltd.	1,000	10,885
AGV Products Corp.	2,000	685
Allied Supreme Corp.	1,000	10,623
Alltek Technology Corp.	1,080	1,238
Alltop Technology Co. Ltd.	1,000	4,120
Altek Corp.	1,000	1,237
Amazing Microelectronic Corp.	1,000	3,202
Ampire Co. Ltd.	1,000	914
AmTRAN Technology Co. Ltd.	6,200	1,958
Anpec Electronics Corp.	1,000	4,337
Aopen, Inc.(1)	1,000	1,863
Apacer Technology, Inc.	1,000	1,380

Apex International Co. Ltd.	1,000	1,969
Ardentec Corp.	8,000	13,079
Argosy Research, Inc.	1,000	2,902
ASE Technology Holding Co. Ltd., ADR	11,556	78,581
Asia Optical Co., Inc.	1,000	2,164
Asia Pacific Telecom Co. Ltd.(1)	10,000	2,011
Asia Polymer Corp.	9,000	8,437
Asia Vital Components Co. Ltd.	4,000	14,902
Asustek Computer, Inc.	2,000	17,384
AUO Corp.	81,600	43,048
AURAS Technology Co. Ltd.	1,000	5,127
Avermedia Technologies	1,000	760
Bafang Yunji International Co. Ltd.	1,000	6,868
Bank of Kaohsiung Co. Ltd.	2,060	860
Basso Industry Corp.	1,000	1,358
BenQ Materials Corp.	3,000	3,211
BenQ Medical Technology Corp.	1,000	2,134
Bioteque Corp.	1,000	3,745
Capital Securities Corp.	21,000	8,051
Career Technology MFG. Co. Ltd.(1)	10,000	9,060
Catcher Technology Co. Ltd.	10,000	59,650
Cathay Financial Holding Co. Ltd.	32,000	45,538
Center Laboratories, Inc.	2,000	2,895
Central Reinsurance Co. Ltd.	1,000	623
Chailease Holding Co. Ltd.	2,050	13,531
Chang Hwa Commercial Bank Ltd.	38,160	21,731
Chang Wah Electromaterials, Inc.	6,000	6,294
Chang Wah Technology Co. Ltd.	1,000	1,071
Charoen Pokphand Enterprise	1,100	2,819
CHC Healthcare Group	1,000	1,473
Cheng Loong Corp.	12,000	10,591
Cheng Mei Materials Technology Corp.(1)	8,000	2,623
Cheng Shin Rubber Industry Co. Ltd.	21,000	23,929
Cheng Uei Precision Industry Co. Ltd.	6,000	7,723
Chicony Electronics Co. Ltd.	3,000	8,127
Chicony Power Technology Co. Ltd.	1,000	2,346
China Bills Finance Corp.	11,000	5,405
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,369
China Container Terminal Corp.	1,000	731
China General Plastics Corp.	3,000	2,184
China Man-Made Fiber Corp.(1)	4,000	1,141
China Motor Corp.	4,000	7,554
China Steel Chemical Corp.	1,000	3,554
China Wire & Cable Co. Ltd.	1,000	891
Chinese Maritime Transport Ltd.	2,000	2,423
Chin-Poon Industrial Co. Ltd.	7,000	7,300
Chipbond Technology Corp.	10,000	19,007
ChipMOS Technologies, Inc.	6,000	6,617
Chlitina Holding Ltd.	1,000	5,672
Chong Hong Construction Co. Ltd.	1,000	2,337
Chroma ATE, Inc.	2,000	13,048
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,000	7,709
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,921
Chunghwa Precision Test Tech Co. Ltd.	1,000	17,113
Chunghwa Telecom Co. Ltd., ADR	886	32,357

Clevo Co.	1,000	1,036
CMC Magnetics Corp.(1)	17,400	4,066
Collins Co. Ltd.	1,000	666
Compal Electronics, Inc.	52,000	36,618
Compeq Manufacturing Co. Ltd.	17,000	27,694
Concord Securities Co. Ltd.	2,000	660
Continental Holdings Corp.	8,000	7,797
Coretronic Corp.	5,000	9,467
Co-Tech Development Corp.	3,000	5,369
CSBC Corp. Taiwan(1)	1,000	650
CTBC Financial Holding Co. Ltd.	113,000	84,885
CTCI Corp.	11,000	14,532
DA CIN Construction Co. Ltd.	1,000	986
Darfon Electronics Corp.	1,000	1,309
Darwin Precisions Corp.(1)	1,000	298
Delpha Construction Co. Ltd.(1)	1,000	600
Delta Electronics, Inc.	4,000	39,555
Depo Auto Parts Ind Co. Ltd.	2,000	4,913
Dimerco Express Corp.	2,000	4,767
D-Link Corp.(1)	3,000	1,473
Dynamic Holding Co. Ltd.	3,000	1,699
E Ink Holdings, Inc.	1,000	5,996
E.Sun Financial Holding Co. Ltd.	29,741	24,028
Eclat Textile Co. Ltd.	1,000	15,025
Elan Microelectronics Corp.	4,000	11,765
Elite Advanced Laser Corp.	2,000	2,618
Elite Material Co. Ltd.	3,000	18,842
Elitegroup Computer Systems Co. Ltd.(1)	3,000	2,204
Emerging Display Technologies Corp.	1,000	686
Eternal Materials Co. Ltd.	5,850	6,332
Etron Technology, Inc.	1,049	1,580
Eva Airways Corp.	29,000	26,751
Evergreen International Storage & Transport Corp.	6,000	5,611
Evergreen Marine Corp. Taiwan Ltd.	4,800	25,770
EVERGREEN Steel Corp.	1,000	1,713
Everlight Chemical Industrial Corp.	2,000	1,250
Everlight Electronics Co. Ltd.	7,000	8,574
Excelliance Mos Corp.	1,000	4,117
Excelsior Medical Co. Ltd.	1,050	2,218
Far Eastern International Bank	34,684	12,356
Far Eastern New Century Corp.	38,000	40,220
Far EasTone Telecommunications Co. Ltd.	13,000	28,705
Farglory F T Z Investment Holding Co. Ltd.	2,000	3,593
Farglory Land Development Co. Ltd.	4,000	7,100
Feedback Technology Corp.	1,000	2,709
Feng TAY Enterprise Co. Ltd.	1,000	6,111
First Financial Holding Co. Ltd.	33,400	28,510
First Steamship Co. Ltd.(1)	16,000	4,534
Fitipower Integrated Technology, Inc.	1,000	4,133
FLEXium Interconnect, Inc.(1)	6,000	20,959
Flytech Technology Co. Ltd.	1,000	2,267
FocalTech Systems Co. Ltd.	1,000	2,171
Formosa Laboratories, Inc.	2,000	3,927
Formosa Plastics Corp.	25,000	73,328
Formosan Union Chemical	1,000	758

Foxconn Technology Co. Ltd.	10,000	16,998
Franbo Lines Corp.	1,000	600
Froch Enterprise Co. Ltd.	4,000	2,980
Fubon Financial Holding Co. Ltd.	45,150	89,678
Fulltech Fiber Glass Corp.	8,029	3,310
Fusheng Precision Co. Ltd.	1,000	7,040
G Shank Enterprise Co. Ltd.	3,000	4,753
Gamania Digital Entertainment Co. Ltd.	3,000	6,543
Gemtek Technology Corp.	6,000	5,608
General Interface Solution Holding Ltd.	4,000	11,636
Genius Electronic Optical Co. Ltd.	1,000	12,996
Getac Holdings Corp.	1,000	1,391
Giant Manufacturing Co. Ltd.	1,000	7,514
Gigabyte Technology Co. Ltd.	6,000	21,384
Global Brands Manufacture Ltd.	6,000	5,906
Globalwafers Co. Ltd.	1,000	15,530
Gloria Material Technology Corp.	2,000	2,161
Gold Circuit Electronics Ltd.	1,800	5,761
Goldsun Building Materials Co. Ltd.	4,000	3,310
Gordon Auto Body Parts	1,000	883
Gourmet Master Co. Ltd.	2,000	7,964
Grand Fortune Securities Co. Ltd.	2,200	749
Grand Pacific Petrochemical	14,000	9,506
Grand Process Technology Corp.	1,000	7,808
Grape King Bio Ltd.	2,000	9,203
Great Wall Enterprise Co. Ltd.	1,050	1,519
Greatek Electronics, Inc.	5,000	7,989
GTM Holdings Corp.	1,000	822
Hai Kwang Enterprise Corp.	1,000	662
Hannstar Board Corp.	6,000	6,723
HannStar Display Corp.	35,000	13,093
HannsTouch Solution, Inc.	12,000	3,712
Highwealth Construction Corp.	3,100	4,510
Hiroca Holdings Ltd.	1,000	1,491
Hiwin Technologies Corp.	3,030	18,493
Ho Tung Chemical Corp.	4,000	1,137
Holtek Semiconductor, Inc.	3,000	6,996
Holy Stone Enterprise Co. Ltd.	1,000	2,932
Hon Hai Precision Industry Co. Ltd.	62,000	203,006
Hong TAI Electric Industrial	1,000	541
Horizon Securities Co. Ltd.	1,060	348
Hotai Finance Co. Ltd.	2,000	6,656
Hotai Motor Co. Ltd.	1,000	21,218
HTC Corp.(1)	1,000	1,906
Hua Nan Financial Holdings Co. Ltd.	27,578	20,422
Huaku Development Co. Ltd.	5,000	14,465
Huang Hsiang Construction Corp.	1,000	1,393
Hung Sheng Construction Ltd.	10,000	8,373
Ibase Technology, Inc.	1,000	2,441
IBF Financial Holdings Co. Ltd.	42,673	15,938
Ichia Technologies, Inc.	7,000	4,129
IEI Integration Corp.	3,000	7,042
Infortrend Technology, Inc.	6,000	3,863
Innodisk Corp.	1,000	6,132
Innolux Corp.	111,350	45,362

Inpaq Technology Co. Ltd.	1,000	1,692
Integrated Service Technology, Inc.(1)	2,000	5,116
International CSRC Investment Holdings Co.	17,000	11,585
International Games System Co. Ltd.	2,000	25,401
Inventec Corp.	8,000	6,456
ITE Technology, Inc.	2,000	4,689
Jarllytec Co. Ltd.	1,000	2,001
Jinan Acetate Chemical Co. Ltd.	1,000	5,525
Kaimei Electronic Corp.	800	1,530
Kaori Heat Treatment Co. Ltd.	1,000	5,328
KEE TAI Properties Co. Ltd.	9,000	3,626
Kenda Rubber Industrial Co. Ltd.	2,000	2,038
Kenmec Mechanical Engineering Co. Ltd.(1)	5,000	4,269
Kerry TJ Logistics Co. Ltd.	1,000	1,214
Kindom Development Co. Ltd.	8,000	7,458
King Yuan Electronics Co. Ltd.	19,000	22,087
King's Town Bank Co. Ltd.	10,000	11,341
Kinik Co.	1,000	3,696
Kinpo Electronics	5,000	2,290
Kinsus Interconnect Technology Corp.	2,000	8,119
KMC Kuei Meng International, Inc.	1,000	5,022
KNH Enterprise Co. Ltd.	2,000	1,135
Ko Ja Cayman Co. Ltd.	1,000	1,644
KS Terminals, Inc.	1,000	2,420
Kwong Lung Enterprise Co. Ltd.	1,000	1,882
L&K Engineering Co. Ltd.	2,000	2,209
LandMark Optoelectronics Corp.	1,000	3,904
Largan Precision Co. Ltd.	1,000	75,346
Lealea Enterprise Co. Ltd.	8,000	2,771
LEE CHI Enterprises Co. Ltd.	1,000	771
Lien Hwa Industrial Holdings Corp.	2,050	3,410
Lingsen Precision Industries Ltd.	3,000	1,405
Lite-On Technology Corp.	16,000	34,146
Longchen Paper & Packaging Co. Ltd.	11,000	5,884
Lung Yen Life Service Corp.	1,000	1,213
Macroblock, Inc.	1,000	3,435
Macronix International Co. Ltd.	29,000	32,962
Marketech International Corp.	1,000	3,946
Materials Analysis Technology, Inc.	1,000	4,672
MediaTek, Inc.	3,000	72,491
Mega Financial Holding Co. Ltd.	26,225	27,312
Mercuries Life Insurance Co. Ltd.(1)	26,000	5,101
Merry Electronics Co. Ltd.	1,000	2,873
Micro-Star International Co. Ltd.	2,000	8,060
Mitac Holdings Corp.	11,000	10,654
Mosel Vitelic, Inc.	2,000	2,743
MPI Corp.	1,000	3,925
Nan Ya Printed Circuit Board Corp.	1,000	8,955
Nantex Industry Co. Ltd.	1,000	1,265
Nanya Technology Corp.	12,000	22,393
Nien Hsing Textile Co. Ltd.	2,000	1,417
Nien Made Enterprise Co. Ltd.	1,000	9,493
Novatek Microelectronics Corp.	4,000	39,193
Nuvoton Technology Corp.	2,000	8,021
O-Bank Co. Ltd.	20,000	5,577

Oneness Biotech Co. Ltd.(1)	1,000	9,352
Orient Semiconductor Electronics Ltd.	12,000	7,373
Oriental Union Chemical Corp.	3,000	1,842
O-TA Precision Industry Co. Ltd.	1,000	3,838
Pan Jit International, Inc.	2,000	4,169
Pan-International Industrial Corp.	1,000	1,169
Pegatron Corp.	24,000	48,450
Phison Electronics Corp.	1,000	10,740
Phoenix Silicon International Corp.	2,060	3,785
Pixart Imaging, Inc.	2,000	6,196
Pou Chen Corp.	10,000	10,532
Powerchip Semiconductor Manufacturing Corp.	16,000	17,546
Powertech Technology, Inc.	11,000	30,001
Poya International Co. Ltd.	1,000	14,677
President Chain Store Corp.	4,000	35,362
President Securities Corp.	3,000	1,620
Primax Electronics Ltd.	7,000	13,209
Prince Housing & Development Corp.	1,000	356
Promate Electronic Co. Ltd.	1,000	1,240
Qisda Corp.	4,000	3,663
Quanta Computer, Inc.	18,000	41,953
Quanta Storage, Inc.	3,000	4,013
Radiant Opto-Electronics Corp.	9,000	30,779
Raydium Semiconductor Corp.	1,000	10,233
Realtek Semiconductor Corp.	5,000	51,980
Rexon Industrial Corp. Ltd.	1,000	980
Ritek Corp.(1)	1,000	244
Rodex Fasteners Corp.	1,000	2,415
Roo Hsing Co. Ltd.(1)	1,000	94
Ruentex Development Co. Ltd.	4,500	6,793
Ruentex Industries Ltd.	1,000	2,166
Sanyang Motor Co. Ltd.	10,000	11,804
Savior Lifetec Corp.(1)	5,000	3,081
Scientech Corp.	1,000	2,415
ScinoPharm Taiwan Ltd.	1,000	787
SDI Corp.	1,000	3,441
Sesoda Corp.	3,000	4,267
Shanghai Commercial & Savings Bank Ltd.	26,000	42,963
Sharehope Medicine Co. Ltd.	1,000	1,067
Sheng Yu Steel Co. Ltd.	1,000	788
Shih Wei Navigation Co. Ltd.	2,000	1,649
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,925
Shin Kong Financial Holding Co. Ltd.	137,000	39,797
Shin Zu Shing Co. Ltd.	4,000	11,041
Shinkong Insurance Co. Ltd.	4,000	6,472
Shinkong Synthetic Fibers Corp.	16,000	9,258
Sigurd Microelectronics Corp.	2,000	3,285
Silicon Integrated Systems Corp.	9,400	5,514
Simplo Technology Co. Ltd.	3,000	29,729
Sinbon Electronics Co. Ltd.	1,000	8,833
Sincere Navigation Corp.	6,000	3,963
Sinkang Industries Co. Ltd.	1,000	616
Sino-American Silicon Products, Inc.	5,000	26,235
Sinon Corp.	2,000	2,496
SinoPac Financial Holdings Co. Ltd.	93,410	55,379

Sinphar Pharmaceutical Co. Ltd.(1)	1,000	957
Sitronix Technology Corp.	1,000	6,281
Siward Crystal Technology Co. Ltd.	3,000	3,556
Solar Applied Materials Technology Corp.	1,000	1,112
Solomon Technology Corp.	2,000	1,673
Sonix Technology Co. Ltd.	1,000	1,589
Sporton International, Inc.	1,000	6,745
Sports Gear Co. Ltd.	1,000	2,541
St Shine Optical Co. Ltd.	1,000	7,945
Standard Foods Corp.	2,000	2,654
Stark Technology, Inc.	1,000	2,654
Sun Race Sturmey-Archer, Inc.	1,000	1,490
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,534
Sunrex Technology Corp.	2,000	2,707
Supreme Electronics Co. Ltd.	1,000	1,241
Symtek Automation Asia Co. Ltd.	2,000	5,771
Synnex Technology International Corp.	4,000	7,607
Systex Corp.	1,000	2,268
T3EX Global Holdings Corp.	1,000	2,584
TAI Roun Products Co. Ltd.	1,000	488
Taichung Commercial Bank Co. Ltd.	43,650	18,597
TaiDoc Technology Corp.	1,000	5,986
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,039
Tainan Spinning Co. Ltd.	7,000	4,040
Tai-Saw Technology Co. Ltd.	1,000	906
Taishin Financial Holding Co. Ltd.	101,980	50,442
Taisun Enterprise Co. Ltd.	1,000	1,525
Taita Chemical Co. Ltd.	1,050	762
Taiwan Business Bank	75,221	32,130
Taiwan Cement Corp.	14,399	15,873
Taiwan Cogeneration Corp.	1,000	1,041
Taiwan Cooperative Financial Holding Co. Ltd.	25,540	22,177
Taiwan Glass Industry Corp.	15,000	11,409
Taiwan High Speed Rail Corp.	7,000	6,583
Taiwan Hon Chuan Enterprise Co. Ltd.	5,000	13,118
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,394
Taiwan Mobile Co. Ltd.	3,000	9,292
Taiwan Navigation Co. Ltd.	4,000	3,467
Taiwan Paiho Ltd.	3,000	5,387
Taiwan PCB Techvest Co. Ltd.	6,000	7,152
Taiwan Secom Co. Ltd.	1,000	3,314
Taiwan Semiconductor Co. Ltd.	1,000	2,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,846	1,148,941
Taiwan Steel Union Co. Ltd.	1,000	3,027
Taiwan Styrene Monomer	1,000	469
Taiwan Surface Mounting Technology Corp.	5,000	15,748
Taiwan TEA Corp.(1)	9,000	6,620
Taiwan Union Technology Corp.	3,000	5,621
Taiwan-Asia Semiconductor Corp.	1,000	1,215
Tatung Co. Ltd.(1)	17,000	18,015
Teco Electric & Machinery Co. Ltd.	21,000	19,267
Tex-Ray Industrial Co. Ltd.(1)	1,000	391
Thinking Electronic Industrial Co. Ltd.	1,000	3,938
Thye Ming Industrial Co. Ltd.	1,000	1,212
Ton Yi Industrial Corp.	17,000	9,800

Tong Hsing Electronic Industries Ltd.	1,000	6,399
Tong Yang Industry Co. Ltd.	7,000	10,863
Topco Scientific Co. Ltd.	3,000	16,656
TPK Holding Co. Ltd.	6,000	6,238
Transcend Information, Inc.	1,000	2,202
Tripod Technology Corp.	5,000	15,785
TSRC Corp.	7,000	6,305
TTY Biopharm Co. Ltd.	1,000	2,547
Tung Ho Steel Enterprise Corp.	3,000	5,233
Tung Thih Electronic Co. Ltd.	1,000	5,092
TXC Corp.	4,000	10,928
TYC Brother Industrial Co. Ltd.	2,000	1,960
Tycoons Group Enterprise(1)	1,000	272
Tyntek Corp.	1,000	592
TZE Shin International Co. Ltd.	1,100	483
Unimicron Technology Corp.	10,000	51,479
Union Bank of Taiwan	29,796	16,037
Uni-President Enterprises Corp.	31,000	66,536
Unitech Printed Circuit Board Corp.(1)	3,000	1,908
United Microelectronics Corp.(1)	84,000	126,532
United Renewable Energy Co. Ltd.(1)	3,000	2,088
Unizyx Holding Corp.	898	964
UPC Technology Corp.	4,000	1,834
USI Corp.	15,000	10,972
Utechzone Co. Ltd.	1,000	2,823
Vanguard International Semiconductor Corp.	6,000	16,294
Voltronic Power Technology Corp.	1,000	56,754
Wafer Works Corp.	1,000	1,520
Wah Lee Industrial Corp.	1,000	2,805
Walsin Lihwa Corp.	7,419	11,414
Walsin Technology Corp.	3,000	8,598
Walton Advanced Engineering, Inc.	1,000	423
Wan Hai Lines Ltd.	4,150	10,391
We & Win Development Co. Ltd.	1,000	236
Wei Chuan Foods Corp.	2,000	1,246
Weikeng Industrial Co. Ltd.	1,000	875
Win Semiconductors Corp.	1,000	5,152
Winbond Electronics Corp.	26,000	18,150
Winstek Semiconductor Co. Ltd.	2,000	3,191
Wisdom Marine Lines Co. Ltd.	4,000	8,108
Wistron Corp.	16,000	14,372
Wistron NeWeb Corp.	1,000	2,827
Wiwynn Corp.	1,000	28,858
Wowprime Corp.(1)	2,000	10,324
WPG Holdings Ltd.	7,000	11,050
WT Microelectronics Co. Ltd.	4,000	8,214
XinTec, Inc.	1,000	3,445
Yageo Corp.	795	12,087
Yang Ming Marine Transport Corp.	10,000	21,756
Yem Chio Co. Ltd.	2,000	967
Yeong Guan Energy Technology Group Co. Ltd.	1,000	1,786
YFY, Inc.	16,000	14,291
Youngtek Electronics Corp.	1,000	1,998
Yuanta Financial Holding Co. Ltd.	77,990	57,384
Yulon Finance Corp.	2,252	11,791

Yulon Motor Co. Ltd.	9,000	19,131
Zhen Ding Technology Holding Ltd.	10,000	39,165
		5,526,768
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	6,700	6,617
Advanced Info Service PCL, NVDR	5,900	31,711
Advanced Information Technology PCL, NVDR	30,900	5,679
AEON Thana Sinsap Thailand PCL, NVDR	1,800	8,229
Airports of Thailand PCL, NVDR(1)	7,800	16,658
AJ Plast PCL, NVDR	900	317
Amanah Leasing PCL, NVDR	7,200	773
Amata Corp. PCL, NVDR	22,900	12,662
Ananda Development PCL, NVDR(1)	67,500	2,602
AP Thailand PCL, NVDR	39,800	11,457
Aqua Corp. PCL, NVDR(1)	15,300	273
Asia Plus Group Holdings PCL, NVDR	7,800	667
Asian Sea Corp. PCL, NVDR	7,500	3,220
Asset World Corp. PCL, NVDR	33,400	6,016
Bangkok Airways PCL, NVDR(1)	6,600	2,523
Bangkok Aviation Fuel Services PCL, NVDR(1)	2,600	2,297
Bangkok Chain Hospital PCL, NVDR	23,100	13,365
Bangkok Dusit Medical Services PCL, NVDR	49,200	42,384
Bangkok Life Assurance PCL, NVDR	5,500	4,644
BCPG PCL, NVDR	20,700	6,080
BEC World PCL, NVDR	13,900	4,167
Berli Jucker PCL, NVDR	2,400	2,346
Better World Green PCL, NVDR(1)	72,900	1,518
BTS Group Holdings PCL, NVDR	15,900	3,804
Bumrungrad Hospital PCL, NVDR	5,800	37,517
Buriram Sugar PCL, NVDR	9,000	1,774
Carabao Group PCL, NVDR	1,900	5,170
Central Pattana PCL, NVDR	11,300	23,377
Central Plaza Hotel PCL, NVDR(1)	3,800	5,367
Central Retail Corp. PCL, NVDR	10,400	12,784
CH Karnchang PCL, NVDR	10,600	7,443
Charoen Pokphand Foods PCL, NVDR	24,200	16,419
Chularat Hospital PCL, NVDR	104,500	10,978
Com7 PCL, NVDR	4,500	4,097
Country Group Holdings PCL, NVDR(1)	21,200	392
CP ALL PCL, NVDR	11,000	20,366
Delta Electronics Thailand PCL, NVDR	1,000	19,240
Dhipaya Group Holdings PCL, NVDR	3,100	4,520
Ditto Thailand PCL, NVDR	1,800	3,306
Dohome PCL, NVDR	900	358
Dynasty Ceramic PCL, NVDR	72,500	5,644
Eastern Polymer Group PCL, NVDR	14,500	4,212
Eastern Water Resources Development and Management PCL, NVDR	1,000	156
Ekachai Medical Care PCL, NVDR	20,160	4,810
Forth Corp. PCL, NVDR	1,100	1,147
G J Steel PCL, NVDR(1)	154,000	1,496
GFPT PCL, NVDR	7,900	3,060
Gunkul Engineering PCL, NVDR	61,800	9,430
Hana Microelectronics PCL, NVDR	6,400	9,500
Home Product Center PCL, NVDR	35,200	14,768
Humanica PCL, NVDR	1,100	348

Indorama Ventures PCL, NVDR	13,100	15,882
Interlink Communication PCL, NVDR	4,500	932
Intouch Holdings PCL, NVDR	4,500	9,463
IT City PCL, NVDR	2,300	312
Jasmine International PCL, NVDR(1)	49,300	3,300
Jay Mart PCL, NVDR	1,200	1,505
JMT Network Services PCL, NVDR	2,900	5,550
JWD Infologistics PCL, NVDR	10,900	6,492
Karmarts PCL, NVDR	19,800	4,385
Kasikornbank PCL, NVDR	4,200	17,307
KCE Electronics PCL, NVDR	5,400	7,477
KGI Securities Thailand PCL, NVDR	13,800	1,900
Kiatnakin Phatra Bank PCL, NVDR	4,500	9,179
Krung Thai Bank PCL, NVDR	32,600	16,360
Krungthai Card PCL, NVDR	8,900	14,924
Land & Houses PCL, NVDR	108,500	29,628
Lanna Resources PCL, NVDR	7,900	3,890
LPN Development PCL, NVDR	3,100	404
Master Ad PCL, NVDR(1)	19,100	267
MBK PCL, NVDR	18,700	9,869
MCS Steel PCL, NVDR	6,600	1,688
Mega Lifesciences PCL, NVDR	6,200	8,265
MFEC PCL, NVDR	1,300	305
Minor International PCL, NVDR(1)	14,100	12,412
MK Restaurants Group PCL, NVDR	4,100	6,557
Mono Next PCL, NVDR(1)	19,100	803
Muangthai Capital PCL, NVDR	7,200	7,638
Northeast Rubber PCL, NVDR	10,400	1,717
Nusasiri PCL, NVDR(1)	10,600	348
Origin Property PCL, NVDR	8,700	2,608
Osotspa PCL, NVDR	13,700	11,028
Plan B Media PCL, NVDR(1)	52,800	12,201
Polyplex Thailand PCL, NVDR	4,000	2,797
POSCO-Thainox PCL, NVDR	9,500	276
Praram 9 Hospital PCL, NVDR	12,700	6,333
Property Perfect PCL, NVDR	20,440	228
Pruksa Holding PCL, NVDR	2,300	792
Quality Houses PCL, NVDR	165,600	10,461
Rajthanee Hospital PCL, NVDR	4,000	3,461
Ramkhamhaeng Hospital PCL, NVDR	4,500	7,058
Ratchthani Leasing PCL, NVDR	40,200	4,746
Regional Container Lines PCL, NVDR	7,400	6,345
RS PCL, NVDR	3,000	1,469
S Hotels & Resorts PCL, NVDR(1)	15,900	1,834
S Kijchai Enterprise PCL, R Shares, NVDR	7,300	933
Sabina PCL, NVDR	3,900	2,597
Sansiri PCL, NVDR	228,500	10,228
Sappe PCL, NVDR	2,600	2,873
SC Asset Corp. PCL, NVDR	28,800	3,381
SCB X PCL, NVDR	2,000	6,005
Sena Development PCL, NVDR	1,300	146
Sermsang Power Corp. Co. Ltd., NVDR	23,370	6,654
Siam Global House PCL, NVDR	10,700	6,096
SISB PCL, NVDR	6,200	3,484
SNC Former PCL, NVDR	3,400	1,326

Somboon Advance Technology PCL, NVDR	7,400	4,647
Sri Trang Agro-Industry PCL, NVDR	13,800	7,464
Srisawad Corp. PCL, NVDR	10,100	13,106
Srithai Superware PCL, NVDR	57,800	2,727
STARK Corp. PCL, NVDR(1)	1,300	120
STP & I PCL, NVDR(1)	17,100	2,005
Supalai PCL, NVDR	19,100	12,483
Super Energy Corp. PCL, NVDR	330,000	6,186
Susco PCL, NVDR	27,900	3,477
Tata Steel Thailand PCL, NVDR	4,200	124
TEAM Consulting Engineering & Management PCL, NVDR	12,500	4,955
Thai Union Group PCL, NVDR	17,200	8,356
Thai Vegetable Oil PCL, NVDR	9,440	7,573
Thai Wah PCL, NVDR	11,500	1,703
Thaicom PCL, NVDR	27,000	9,238
Thaire Life Assurance PCL, NVDR	1,300	164
Thanachart Capital PCL, NVDR	4,400	5,297
Thonburi Healthcare Group PCL, NVDR	7,000	12,624
Thoresen Thai Agencies PCL, NVDR	30,500	6,989
Tipco Asphalt PCL, NVDR	13,000	6,724
Tisco Financial Group PCL, NVDR	3,300	9,154
TKS Technologies PCL, NVDR	4,700	1,586
TOA Paint Thailand PCL, NVDR	5,500	5,280
TQM Alpha PCL, NVDR	2,900	3,201
Triple i Logistics PCL, NVDR	4,100	1,693
TTW PCL, NVDR	5,600	1,391
U City PCL, NVDR(1)	125,700	5,061
VGI PCL, NVDR	8,300	981
WHA Corp. PCL, NVDR	72,300	7,917
Workpoint Entertainment PCL, NVDR	200	105
Xspring Capital PCL, NVDR(1)	12,400	537
		884,675
Turkey — 0.8%
Akbank TAS	27,298	25,534
Aksigorta AS(1)	4,579	934
Albaraka Turk Katilim Bankasi AS(1)	16,580	3,032
Alkim Alkali Kimya AS	916	2,025
Anadolu Anonim Turk Sigorta Sirketi(1)	1,520	1,377
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,499	5,190
Aselsan Elektronik Sanayi Ve Ticaret AS	1,787	4,676
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,345	2,769
BIM Birlesik Magazalar AS	2,748	19,927
Bogazici Beton Sanayi Ve Ticaret AS	387	301
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	309	919
Bursa Cimento Fabrikasi AS(1)	3,491	1,064
Cimsa Cimento Sanayi VE Ticaret AS	412	2,025
Coca-Cola Icecek AS	246	2,451
Dogus Otomotiv Servis ve Ticaret AS	368	3,110
EGE Gubre Sanayii AS	121	615
EGE Seramik Sanayi ve Ticaret AS	240	441
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,689	2,468
Enerjisa Enerji AS	1,484	2,317
Esenboga Elektrik Uretim AS	348	1,568
Europap Tezol Kagit Sanayi VE Ticaret AS	562	943
Fenerbahce Futbol AS(1)	50	179

Galata Wind Enerji AS	1,754	2,421
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	365	4,550
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	172	1,119
Goodyear Lastikleri TAS(1)	950	1,095
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	1,739	1,509
GSD Holding AS	14,124	2,642
Hektas Ticaret TAS(1)	2,978	5,708
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	309	321
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	870	1,637
Is Finansal Kiralama AS(1)	6,132	2,907
Is Yatirim Menkul Degerler AS	288	738
Izmir Demir Celik Sanayi AS(1)	1,060	375
Jantsa Jant Sanayi Ve Ticaret AS	103	803
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,065	741
Kartonsan Karton Sanayi ve Ticaret AS	191	1,022
Konya Kagit Sanayi VE Ticaret AS	471	1,877
Kordsa Teknik Tekstil AS	225	998
Logo Yazilim Sanayi Ve Ticaret AS	324	1,099
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	1,046	6,414
Migros Ticaret AS(1)	840	6,080
MLP Saglik Hizmetleri AS(1)	1,041	4,480
Naturel Yenilenebilir Enerji Ticaret AS	178	1,925
Netas Telekomunikasyon AS(1)	487	1,098
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	12,794	7,697
Otokar Otomotiv Ve Savunma Sanayi AS	55	2,729
Parsan Makina Parcalari Sanayii AS(1)	74	276
Penta Teknoloji Urunleri Dagitim Ticaret AS	475	1,613
Petkim Petrokimya Holding AS(1)	4,458	4,322
Polisan Holding AS	2,409	1,741
Qua Granite Hayal(1)	786	2,466
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	1,425	1,531
Sekerbank Turk AS(1)	16,574	2,426
Sok Marketler Ticaret AS(1)	2,998	4,004
TAV Havalimanlari Holding AS(1)	1,206	5,707
Tekfen Holding AS	1,909	4,577
Tofas Turk Otomobil Fabrikasi AS	583	4,499
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	538	147
Tukas Gida Sanayi ve Ticaret AS(1)	1,932	2,470
Turcas Petrol AS(1)	827	976
Turk Traktor ve Ziraat Makineleri AS	62	1,713
Turkcell Iletisim Hizmetleri AS, ADR	2,386	10,737
Turkiye Halk Bankasi AS(1)	8,552	4,682
Turkiye Is Bankasi AS, C Shares	20,757	11,682
Turkiye Petrol Rafinerileri AS(1)	0	7
Turkiye Sinai Kalkinma Bankasi AS(1)	21,601	4,666
Turkiye Vakiflar Bankasi TAO, D Shares(1)	12,677	6,758
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,048	9,410
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,220	834
Vestel Elektronik Sanayi ve Ticaret AS	1,555	5,011
Yapi ve Kredi Bankasi AS	20,544	13,334
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,201	1,854
Zorlu Enerji Elektrik Uretim AS(1)	8,308	3,517
		256,810
TOTAL COMMON STOCKS (Cost $31,647,056)		32,898,008

RIGHTS†
Brazil†
Gafisa SA(1)	59	4
South Korea†
Genexine, Inc.(1)	20	80
Thailand†
Asian Sea Corp. PCL(1)	485	34
TOTAL RIGHTS (Cost $—)		118
WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)	360	9
Thailand†
Master Ad PCL(1)	2,625	1
TOTAL WARRANTS (Cost $—)		10
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $31,465)	31,465	31,465
TOTAL INVESTMENT SECURITIES—100.0% (Cost $31,678,521)		32,929,601
OTHER ASSETS AND LIABILITIES†		(12,470)
TOTAL NET ASSETS — 100.0%		$32,917,131

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.8%
Information Technology	20.6%
Consumer Discretionary	14.7%
Industrials	8.8%
Communication Services	7.3%
Consumer Staples	7.1%
Materials	5.2%
Health Care	5.1%
Real Estate	3.4%
Utilities	1.9%
Energy	—*
Short-Term Investments	0.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$684,413	$1,379,393	—
Chile	69,859	172,641	—
China	2,290,357	6,495,695	—
Colombia	19,977	36,690	—
India	570,652	5,476,445	—
Indonesia	104,290	687,414	—
Mexico	343,043	586,154	—
Peru	88,871	—	—
Philippines	16,054	278,440	—
South Africa	95,032	1,230,739	—
South Korea	283,209	4,142,571	—
Taiwan	1,259,879	4,266,889	—
Turkey	10,737	246,073	—
Other Countries	—	2,062,491	—
Rights	—	118	—
Warrants	—	10	—
Short-Term Investments	31,465	—	—
	$5,867,838	$27,061,763	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.